UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22487

DBX ETF Trust

(Exact name of registrant as specified in charter)

345 Park Avenue

New York, New York 10154

(Address of principal executive offices) (Zip code)

Alex Depetris

DBX ETF Trust

345 Park Avenue

New York, New York 10154

(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 250-4352

Date of fiscal year end: August 31

Date of reporting period: February 29, 2016

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

The Report to Shareholders is attached herewith.

February 29, 2016

Semi-Annual Report

DBX ETF Trust

Deutsche X-trackers FTSE Developed ex US Enhanced Beta ETF (DEEF)

(Effective March 16, 2016, Deutsche X-trackers FTSE Developed ex US Enhanced Beta ETF was renamed Deutsche X-trackers FTSE Developed ex US Comprehensive Factor ETF)

Deutsche X-trackers Russell 1000 Enhanced Beta ETF (DEUS)

(Effective March 16, 2016, Deutsche X-trackers Russell 1000 Enhanced Beta ETF was renamed Deutsche X-trackers Russell 1000 Comprehensive Factor ETF)

DBX ETF Trust

To our shareholders:

Dear Shareholder,

We are pleased to provide this semi-annual report for our two comprehensive factor equity ETFs for the period ended February 29, 2016.

The divergence theme in the global economy has continued, with the US performing relatively better than other developed economies, which are looking towards further central bank interest rate easing. While China is fighting a slowdown and has devalued its currency, most emerging economies have been hit by the fall in commodity prices. Across the globe, trade volumes have been declining and inflation has remained weak as a result of a protracted slowdown in global growth.

In the US, the Federal Reserve felt the overall economy had made good progress and raised interest rates in December 2015 for the first time since 2006. Since January 2016, financial conditions have tightened further, with falling equity prices and widening credit spreads. While labor markets still appear to be healthy, inflation remains weak due to USD appreciation and declining energy prices.

Elsewhere, in the Eurozone, economic growth generally continues to be reasonable, barring a few peripheral economies, such as Greece, that have started contracting again. Growth in the region continues to be impacted by unfavorable external factors, such as the devaluation of the RMB by China, emerging market capital outflows, rising US high-yield spreads and weakening US growth momentum. The European Central Bank (ECB) mismanaged market expectations in December, causing stock markets to tumble. To assuage fears, further stimulus measures were hinted at, but these are yet to be implemented. Additional geopolitical friction, including concerns about the UK exiting the European Union (EU) and the refugee crisis, persist within the Eurozone, contributing to the falling EUR.

Slowing growth in the UK, coupled with the prospect of fiscal tightening, a monetary policy pushback and weak inflation, has weighed on the markets. The biggest surprise so far this year has been the negative interest rate introduced by the Bank of Japan in January. While markets welcomed this move, the element of surprise again hit central bank credibility, as in the case of the ECB. Japan continues to fight deflation and stagnant growth with a series of monetary, fiscal and structural measures popularly called “Abenomics”.

In such volatile markets, diversifying factors may be a better positioning than pursuing a single-factor approach. The five factors tracked by our comprehensive factor ETFs — Value, Momentum, Quality, Low Volatility and Size — have been identified on the basis of academic and empirical research. While multi-factor products are unlikely to shield investors entirely from market turbulence, exposure to multiple factors providing positive diversification is a prudent strategy in navigating such uncertain times.

Our team appreciates your trust and looks forward to serving your investment needs through innovative index-driven strategies.

Sincerely,

/s/ Alex Depetris Alex Depetris Chairman, President and Chief Executive Officer

Assumptions, estimates and opinions contained in this document constitute our judgment as of the date of the document and are subject to change without notice. Any projections are based on a number of assumptions as to market conditions and there can be no guarantee that any projected results will be achieved. Past performance is not a guarantee of future results.

DBX ETF Trust

Portfolio summary (Unaudited)

Deutsche X-trackers FTSE Developed ex US Enhanced Beta ETF (DEEF)

Deutsche X-trackers FTSE Developed ex US Enhanced Beta ETF (the “Fund”) seeks investment results that correspond generally to the performance, before fees and expenses, of the FTSE Developed ex US Comprehensive Factor Index (the “Underlying Index”). The Underlying Index is designed to track the equity market performance of companies in developed countries (except the United States) selected on the investment style factors of value, momentum, quality, low volatility and size. The companies eligible for the Underlying Index are derived from its starting universe, the FTSE Developed ex US Index, which is comprised of large- and mid-cap equity securities from developed markets (except the United States). The Underlying Index consists of issuers from the following 23 developed market countries: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, South Korea, Spain, Sweden, Switzerland and the United Kingdom. It is not possible to invest directly into an index.

Ten Largest Equity Holdings as of 02/29/16

Description	% of Net Assets
Investor AB, Class B (Sweden)	0.9%
Koninklijke Ahold NV (Netherlands)	0.9%
British Land Co. PLC REIT (United Kingdom)	0.8%
Land Securities Group PLC REIT (United Kingdom)	0.7%
Fairfax Financial Holdings Ltd. (Canada)	0.7%
Link REIT (The) REIT (Hong Kong)	0.7%
Goodman Group REIT (Australia)	0.7%
Metro, Inc. (Canada)	0.6%
Segro PLC REIT (United Kingdom)	0.6%
Derwent London PLC REIT (United Kingdom)	0.6%

Sector Diversification* as of 2/29/16

Financials	20.4%
Industrials	19.7%
Consumer Discretionary	15.7%
Consumer Staples	11.8%
Materials	10.7%
Utilities	6.0%
Health Care	5.8%
Information Technology	4.5%
Telecommunication Services	3.3%
Energy	2.1%

Total	100.0%

Country Diversification* as of 2/29/16

Japan	31.4%
United Kingdom	15.9%
Australia	9.5%
Canada	5.7%
France	4.9%
Sweden	4.1%
Switzerland	3.5%
Germany	3.4%
Hong Kong	3.3%
Singapore	2.1%
South Korea	2.1%
Netherlands	2.0%
Other	12.1%

Total	100.0%

* As a percentage of total investments excluding securities lending collateral.

Portfolio holdings and characteristics are subject to change. For more complete details about the Fund’s investment portfolio see page 5.

DBX ETF Trust

Portfolio summary (Unaudited)

Deutsche X-trackers Russell 1000 Enhanced Beta ETF (DEUS)

Deutsche X-trackers Russell 1000 Enhanced Beta ETF (the “Fund”) seeks investment results that correspond generally to the performance, before fees and expenses, of the Russell 1000 Comprehensive Factor Index (the “Underlying Index”). The Underlying Index is designed to track the equity market performance of companies in the United States selected on the investment style factors of value, momentum, quality, low volatility and size. The companies eligible for the Underlying Index are derived from its starting universe, the Russell 1000 Index, which is comprised of large-cap equity securities from issuers in the United States. It is not possible to invest directly into an index.

Ten Largest Equity Holdings as of 02/29/16

Description	% of Net Assets
Kroger (The) Co.	0.9%
Tyson Foods, Inc.	0.9%
Amdocs Ltd.	0.7%
Progressive (The) Corp.	0.7%
AmerisourceBergen Corp.	0.6%
Darden Restaurants, Inc.	0.6%
Lear Corp.	0.6%
NiSource, Inc.	0.6%
Northrop Grumman Corp.	0.6%
PartnerRe Ltd.	0.6%

Sector Diversification* as of 2/29/16

Financials	17.3%
Consumer Discretionary	16.7%
Industrials	15.7%
Information Technology	12.5%
Health Care	10.4%
Utilities	9.9%
Consumer Staples	9.1%
Materials	5.6%
Energy	2.3%
Telecommunication Services	0.5%

Total	100.0%

* As a percentage of total investments excluding securities lending collateral.

Portfolio holdings and characteristics are subject to change. For more complete details about the Fund’s investment portfolio see page 16.

DBX ETF Trust

Fees and expenses (Unaudited)

As a shareholder of one or more of the funds, you incur two types of costs: (1) transaction costs, including brokerage commissions paid on purchases and sales of fund shares, and (2) ongoing costs, including management fees and other Fund expenses. The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The examples in the table are based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 24, 2015 to February 29, 2016).

Actual expenses

The first line in the following tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line in the following tables provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses (which is not the Funds’ actual return). The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only, and do not reflect any transactional costs. Therefore the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value September 1, 2015	Ending Account Value February 29, 2016	Annualized Expense Ratio	Expenses Paid During the Period Per $1,000(1)
Deutsche X-trackers FTSE Developed ex US Enhanced Beta ETF
Actual(2)	$1,000.00	$934.00	0.36%	$0.93
Hypothetical (5% return before expenses)	$1,000.00	$1,023.07	0.36%	$1.81
Deutsche X-trackers Russell 1000 Enhanced Beta ETF
Actual(2)	$1,000.00	$960.80	0.26%	$0.68
Hypothetical (5% return before expenses)	$1,000.00	$1,023.57	0.26%	$1.31

(1) Expenses are equal to each Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 182 (the number of days in the most recent six-month period), then divided by 366.

(2) For the period from November 24, 2015 (commencement of operations) to February 29, 2016.

DBX ETF Trust

Schedule of investments

Deutsche X-trackers FTSE Developed ex US Enhanced Beta ETF

February 29, 2016 (Unaudited)

	Number of Shares	Value
COMMON STOCKS — 99.3%
Australia — 9.5%
Adelaide Brighton Ltd.	1,098	$3,882
AGL Energy Ltd.	325	4,257
Amcor Ltd.	1,282	12,829
AMP Ltd.	162	616
Ansell Ltd.	188	2,310
APA Group (a)	822	5,120
Aristocrat Leisure Ltd.	66	471
Asciano Ltd.	686	4,346
ASX Ltd.	146	4,383
Aurizon Holdings Ltd.	2,053	5,968
AusNet Services	1,158	1,212
Australia & New Zealand Banking Group Ltd.	4	64
Bank of Queensland Ltd.	64	482
Bendigo and Adelaide Bank Ltd.	43	263
BHP Billiton Ltd.	68	756
BHP Billiton PLC	51	517
Boral Ltd.	1,341	5,594
Brambles Ltd.	634	5,656
Caltex Australia Ltd.	389	10,152
Challenger Ltd.	141	757
CIMIC Group Ltd.	42	947
Coca-Cola Amatil Ltd.	378	2,298
Cochlear Ltd.	54	3,953
Commonwealth Bank of Australia	1	50
Computershare Ltd.	182	1,183
Crown Resorts Ltd.	22	183
CSL Ltd.	71	5,209
CSR Ltd.	1,012	2,140
Dexus Property Group REIT	1,649	8,869
Downer EDI Ltd.	154	366
DuluxGroup Ltd.	566	2,640
Fairfax Media Ltd.	596	328
Flight Centre Travel Group Ltd. (b)	11	325
Goodman Group REIT	3,330	15,436
GPT Group REIT	2,479	8,711
Harvey Norman Holdings Ltd.	495	1,690
Healthscope Ltd.	40	71
Incitec Pivot Ltd.	1,076	2,236
Insurance Australia Group Ltd.	480	1,772
IOOF Holdings Ltd.	139	829
LendLease Group (a)	310	2,885
Macquarie Atlas Roads Group (a)	71	239
Macquarie Group Ltd.	4	184
Medibank Pvt Ltd.	2,703	4,865
Mirvac Group REIT	5,340	6,980
Newcrest Mining Ltd.*	15	187
Nufarm Ltd.	305	1,490
Oil Search Ltd.	53	253
Orica Ltd.	212	2,158
Orora Ltd.	4,506	7,338
OZ Minerals Ltd.	37	133
Perpetual Ltd.	26	770
Platinum Asset Management Ltd. (b)	325	1,379
Qantas Airways Ltd.*	487	1,343
QBE Insurance Group Ltd.	80	604

	Number of Shares	Value
Australia (Continued)
Ramsay Health Care Ltd.	62	$2,933
REA Group Ltd.	22	816
Recall Holdings Ltd.	105	516
Scentre Group REIT	4,490	14,015
Seek Ltd.	35	388
Shopping Centres Australasia Property Group REIT	2,408	3,904
Sonic Healthcare Ltd.	258	3,387
Star Entertainment Group Ltd. (The)	1,050	3,915
Stockland REIT	2,484	7,398
Suncorp Group Ltd.	50	400
Sydney Airport (a)	360	1,658
Tabcorp Holdings Ltd.	1,408	4,324
Tatts Group Ltd.	1,024	2,845
Telstra Corp. Ltd.	176	660
TPG Telecom Ltd.	88	660
Transurban Group (a)	25	203
Treasury Wine Estates Ltd.	227	1,565
Vicinity Centres REIT	1,538	3,416
Wesfarmers Ltd.	125	3,490
Westpac Banking Corp.	14	288
Woodside Petroleum Ltd.	165	2,988
Woolworths Ltd.	105	1,717

		221,165

Austria — 0.1%
ANDRITZ AG	16	767
OMV AG	31	815
Vienna Insurance Group AG Wiener Versicherung Gruppe	1	23
Voestalpine AG	23	667

		2,272

Belgium — 1.5%
Ageas	28	1,035
bpost SA	226	5,617
Colruyt SA	116	6,234
Delhaize Group	72	7,312
Groupe Bruxelles Lambert SA	26	1,989
Proximus SA	182	5,750
Solvay SA	14	1,300
Telenet Group Holding NV*	11	578
UCB SA	6	446
Umicore SA	89	4,034

		34,295

Canada — 5.7%
Agrium, Inc.	55	4,731
Alimentation Couche-Tard, Inc., Class B	128	5,785
ARC Resources Ltd.	35	464
Bank of Nova Scotia	3	121
BCE, Inc.	62	2,675
BlackBerry Ltd.*	37	288
Brookfield Asset Management, Inc., Class A	110	3,372
Cameco Corp.	13	157
Canadian Imperial Bank of Commerce	4	266

See Notes to Financial Statements.	5

DBX ETF Trust

Schedule of investments

Deutsche X-trackers FTSE Developed ex US Enhanced Beta ETF (Continued)

February 29, 2016 (Unaudited)

	Number of Shares	Value
Canada (Continued)
Canadian National Railway Co.	38	$2,205
Canadian Natural Resources Ltd.	29	605
Canadian Pacific Railway Ltd.	12	1,461
Canadian Tire Corp. Ltd., Class A	47	4,564
Canadian Utilities Ltd., Class A	101	2,427
Cenovus Energy, Inc.	31	354
CGI Group, Inc., Class A*	238	9,946
CI Financial Corp.	164	3,628
Enbridge, Inc.	11	388
Fairfax Financial Holdings Ltd.	31	16,369
Finning International, Inc.	20	277
Fortis, Inc.	90	2,492
Franco-Nevada Corp.	17	1,013
George Weston Ltd.	3	244
Great-West Lifeco, Inc.	19	491
Husky Energy, Inc.	42	457
IGM Financial, Inc.	22	583
Imperial Oil Ltd.	26	829
Intact Financial Corp.	142	8,832
Inter Pipeline Ltd.	6	110
Loblaw Cos. Ltd.	3	152
Magna International, Inc.	248	9,612
Manulife Financial Corp.	59	789
Metro, Inc.	465	14,843
National Bank of Canada	29	789
Pembina Pipeline Corp.	21	523
Potash Corp. of Saskatchewan, Inc.	105	1,777
Power Corp. of Canada	39	847
Power Financial Corp.	11	256
RioCan Real Estate Investment Trust REIT	270	5,111
Rogers Communications, Inc., Class B	113	4,178
Royal Bank of Canada	9	459
Saputo, Inc.	175	5,090
Shaw Communications, Inc., Class B	225	3,892
SNC-Lavalin Group, Inc.	91	2,853
Sun Life Financial, Inc.	34	1,013
Suncor Energy, Inc.	49	1,197
TELUS Corp.	90	2,618
Toronto-Dominion Bank (The)	14	542
Tourmaline Oil Corp.*	12	221
TransCanada Corp.	17	623

		132,519

Chile — 0.1%
Antofagasta PLC (b)	199	1,370

China — 0.1%
AAC Technologies Holdings, Inc.	36	250
China Mengniu Dairy Co. Ltd.	533	766
Want Want China Holdings Ltd.	518	343
Yangzijiang Shipbuilding Holdings Ltd.	3,300	2,123

		3,482

Denmark — 1.5%
A.P. Moeller—Maersk A/S, Class A	1	1,283
Carlsberg A/S, Class B	44	3,804
Chr Hansen Holding A/S	58	3,581
Coloplast A/S, Class B	16	1,212

	Number of Shares	Value
Denmark (Continued)
Danske Bank A/S	15	$410
DSV A/S	263	10,773
H Lundbeck A/S*	7	262
ISS A/S	82	2,855
Jyske Bank A/S*	13	567
Novo Nordisk A/S, Class B	19	985
Novozymes A/S, Class B	60	2,578
TDC A/S	931	3,960
Tryg A/S	108	1,973
William Demant Holding A/S*	20	1,739

		35,982

Finland — 1.5%
Elisa OYJ	91	3,252
Fortum OYJ	314	4,173
Kesko OYJ, Class B	113	4,425
Kone OYJ, Class B*	109	4,850
Metso OYJ	15	332
Neste OYJ	15	471
Nokian Renkaat OYJ	48	1,581
Orion OYJ, Class B	120	4,068
Sampo OYJ, Class A	73	3,290
Stora Enso OYJ, Class R	114	944
UPM-Kymmene OYJ	345	5,866
Wartsila OYJ Abp	57	2,300

		35,552

France — 4.9%
Accor SA	12	510
Aeroports de Paris	10	1,175
Air Liquide SA	23	2,404
Airbus Group SE	22	1,429
Arkema SA	10	613
Atos SE	52	3,800
AXA SA	12	265
BioMerieux	10	1,274
Bollore SA	82	317
Bouygues SA	114	4,467
Bureau Veritas SA	48	958
Cap Gemini SA	48	4,000
Carrefour SA	24	636
Casino Guichard-Perrachon SA	2	90
Christian Dior SE	10	1,764
Cie de Saint-Gobain	22	855
Cie Generale des Etablissements Michelin	72	6,525
Danone SA	47	3,280
Dassault Systemes SA	8	608
Edenred	69	1,213
Eiffage SA	11	781
Electricite de France	6	63
Engie	45	698
Essilor International SA	7	834
Euler Hermes Group	12	995
Eutelsat Communications SA	75	2,277
Faurecia	7	239
Gecina SA REIT	2	248
Groupe Eurotunnel SE	108	1,086

See Notes to Financial Statements.	6

DBX ETF Trust

Schedule of investments

Deutsche X-trackers FTSE Developed ex US Enhanced Beta ETF (Continued)

February 29, 2016 (Unaudited)

	Number of Shares	Value
France (Continued)
Hermes International	3	$1,025
ICADE REIT	2	139
Iliad SA	6	1,474
Imerys SA	17	1,031
Ingenico Group	4	405
Ipsen SA	32	1,844
JCDecaux SA	20	787
Kering	2	349
Klepierre REIT	52	2,170
Lagardere SCA	60	1,734
Legrand SA	74	3,692
L’Oreal SA	5	848
LVMH Moet Hennessy Louis Vuitton SE	8	1,337
Orange SA	157	2,732
Pernod Ricard SA	8	853
Publicis Groupe SA	39	2,422
Remy Cointreau SA	2	138
Renault SA	7	640
Rexel SA	130	1,598
Safran SA	20	1,245
Sanofi	2	159
Schneider Electric SE	12	714
SCOR SE	88	3,084
SEB SA	12	1,114
Societe BIC SA	26	3,610
Societe Television Francaise 1	35	404
Sodexo SA	13	1,323
Suez Environnement Co.	315	5,457
Technip SA	4	199
Thales SA	81	6,461
Total SA	14	629
Unibail-Rodamco SE REIT	20	4,993
Valeo SA	27	3,749
Veolia Environnement SA	153	3,473
Vinci SA	36	2,496
Vivendi SA	257	5,342
Zodiac Aerospace	44	736

		113,810

Germany — 3.2%
adidas AG	37	3,958
Allianz SE	3	447
Axel Springer SE	60	3,043
BASF SE	13	850
Bayer AG	1	105
Bayerische Motoren Werke AG	2	163
Beiersdorf AG	16	1,390
Brenntag AG	58	2,820
Continental AG	5	1,003
Daimler AG	5	343
Deutsche Boerse AG	9	745
Deutsche Lufthansa AG*	52	779
Deutsche Post AG	150	3,575
Deutsche Telekom AG	83	1,395
Deutsche Wohnen AG	352	9,323
E.ON SE	122	1,112
Evonik Industries AG	43	1,300

	Number of Shares	Value
Germany (Continued)
Fielmann AG	13	$899
Fraport AG Frankfurt Airport Services Worldwide	12	695
Fresenius Medical Care AG & Co. KGaA	10	845
Fresenius SE & Co. KGaA	31	2,051
FUCHS PETROLUB SE	32	1,168
GEA Group AG	75	3,315
Hannover Rueck SE	27	2,781
HeidelbergCement AG	18	1,324
Hella KGaA Hueck & Co.	24	937
Henkel AG & Co. KGaA	4	354
HOCHTIEF AG	13	1,415
Hugo Boss AG	23	1,313
Infineon Technologies AG	195	2,387
K+S AG (b)	34	716
Kabel Deutschland Holding AG	1	124
LANXESS AG	10	417
Linde AG	9	1,257
MAN SE	2	205
Merck KGaA	24	2,045
Metro AG	28	690
MTU Aero Engines AG	38	3,473
Muenchener Rueckversicherungs-Gesellschaft AG	9	1,775
OSRAM Licht AG	58	2,720
ProSiebenSat.1 Media SE	44	2,260
RWE AG	9	103
SAP SE	4	304
Siemens AG	8	743
Suedzucker AG (b)	39	588
Symrise AG	6	386
ThyssenKrupp AG	32	543
TUI AG	31	463
Vonovia SE	42	1,311
Wacker Chemie AG	1	80
Wirecard AG (b)	47	1,867
Zalando SE, 144A*	8	250

		74,155

Hong Kong — 3.3%
AIA Group Ltd.	96	490
ASM Pacific Technology Ltd.	26	208
Bank of East Asia Ltd. (The)	71	226
BOC Hong Kong (Holdings) Ltd.	94	244
Cafe de Coral Holdings Ltd.	227	616
Cathay Pacific Airways Ltd.	466	743
Champion REIT	2,011	978
Cheung Kong Infrastructure Holdings Ltd.	173	1,765
Cheung Kong Property Holdings Ltd.	442	2,262
China Travel International Investment Hong Kong Ltd.	1,279	444
CK Hutchison Holdings Ltd.	264	3,190
CLP Holdings Ltd.	392	3,418
First Pacific Co. Ltd.	207	143
Great Eagle Holdings Ltd.	14	41
Hang Lung Properties Ltd.	628	1,102
Hang Seng Bank Ltd.	13	220

See Notes to Financial Statements.	7

DBX ETF Trust

Schedule of investments

Deutsche X-trackers FTSE Developed ex US Enhanced Beta ETF (Continued)

February 29, 2016 (Unaudited)

	Number of Shares	Value
Hong Kong (Continued)
Henderson Land Development Co. Ltd.	175	$945
Hong Kong and China Gas Co. Ltd.	641	1,128
Hong Kong Exchanges & Clearing Ltd.	16	347
Hongkong Land Holdings Ltd.	200	1,174
Hopewell Highway Infrastructure Ltd.	738	346
Hopewell Holdings Ltd.	225	692
Hutchison Telecommunications Hong Kong Holdings Ltd.	985	332
Hysan Development Co. Ltd.	538	2,131
Johnson Electric Holdings Ltd.	208	621
Kerry Logistics Network Ltd.	240	354
Kerry Properties Ltd.	481	1,129
Kowloon Development Co. Ltd.	3	2
Li & Fung Ltd.	11,888	6,711
Lifestyle International Holdings Ltd.	129	157
Link REIT (The) REIT	2,832	15,970
MTR Corp. Ltd.	256	1,184
New World China Land Ltd.	229	218
New World Development Co. Ltd.	423	355
NWS Holdings Ltd.	440	625
Orient Overseas International Ltd.	29	105
PCCW Ltd.	1,755	1,115
Power Assets Holdings Ltd.	687	6,511
Shun Tak Holdings Ltd.	1,137	355
Sino Land Co. Ltd.	1,600	2,222
Sun Art Retail Group Ltd.	235	142
Sun Hung Kai Properties Ltd.	111	1,240
Swire Pacific Ltd., Class A	207	2,018
Swire Properties Ltd.	101	260
Techtronic Industries Co. Ltd.	348	1,329
Television Broadcasts Ltd.	120	472
Texwinca Holdings Ltd.	1,302	1,239
VTech Holdings Ltd.	227	2,546
Wharf Holdings Ltd. (The)	225	1,130
Wheelock & Co. Ltd.	182	719
Yue Yuen Industrial (Holdings) Ltd.	1,452	5,163

		77,077

Ireland — 1.0%
CRH PLC	49	1,259
DCC PLC	32	2,515
Experian PLC	310	5,111
Glanbia PLC	53	1,057
James Hardie Industries PLC CDI	444	5,680
Kerry Group PLC, Class A	34	2,972
Ryanair Holdings PLC	22	341
Shire PLC	16	845
Smurfit Kappa Group PLC	121	2,799

		22,579

Israel — 1.4%
Azrieli Group	40	1,454
Bank Hapoalim BM	230	1,127
Bank Leumi Le-Israel BM*	237	793
Bezeq The Israeli Telecommunication Corp. Ltd.	3,600	8,082
Clal Insurance Enterprises Holdings Ltd.*	9	101

	Number of Shares	Value
Israel (Continued)
Delek Automotive Systems Ltd.	84	$782
Elbit Systems Ltd.	15	1,246
First International Bank of Israel Ltd.	1	11
Frutarom Industries Ltd.	54	2,793
Gazit-Globe Ltd.	18	141
Harel Insurance Investments & Financial Services Ltd.	1	3
Israel Chemicals Ltd.	111	430
Israel Discount Bank Ltd., Class A*	1,084	1,745
Melisron Ltd.	37	1,207
Migdal Insurance & Financial Holding Ltd.	1	1
Mizrahi Tefahot Bank Ltd.	152	1,681
NICE Systems Ltd.	22	1,331
Oil Refineries Ltd.*	3,385	1,288
Osem Investments Ltd.*	61	1,260
Paz Oil Co. Ltd.	15	2,279
Shikun & Binui Ltd.	347	505
Strauss Group Ltd.	42	571
Teva Pharmaceutical Industries Ltd.	62	3,502

		32,333

Italy — 0.7%
Assicurazioni Generali SpA	19	264
Atlantia SpA	42	1,041
Davide Campari-Milano SpA	66	520
Enel Green Power SpA	143	278
Enel SpA	378	1,521
Eni SpA	27	380
EXOR SpA	10	332
Ferrari NV*	4	155
Finmeccanica SpA*	15	155
Luxottica Group SpA	10	573
Mediaset SpA	64	228
Mediobanca SpA	7	48
Parmalat SpA	458	1,192
Prysmian SpA	114	2,329
Salvatore Ferragamo SpA	6	135
Snam SpA	479	2,591
Telecom Italia SpA*(b)	1,217	1,189
Telecom Italia SpA-RSP	775	601
Terna Rete Elettrica Nazionale SpA	750	3,915

		17,447

Japan — 31.4%
Aeon Co. Ltd.	600	7,867
AEON Financial Service Co. Ltd.	100	2,234
AEON Mall Co. Ltd.	100	1,418
AIR WATER, Inc.	1,000	14,148
AISIN SEIKI Co. Ltd.	100	4,004
Alfresa Holdings Corp.	300	5,433
Alps Electric Co. Ltd.	100	1,644
Amada Holdings Co. Ltd.	200	1,855
Asahi Group Holdings Ltd.	100	2,938
ASICS Corp.	100	1,821
Astellas Pharma, Inc.	200	2,878
AUTOBACS SEVEN Co. Ltd.	200	3,393
Azbil Corp.	100	2,482

See Notes to Financial Statements.	8

DBX ETF Trust

Schedule of investments

Deutsche X-trackers FTSE Developed ex US Enhanced Beta ETF (Continued)

February 29, 2016 (Unaudited)

	Number of Shares	Value
Japan (Continued)
Bandai Namco Holdings, Inc.	200	$3,985
Benesse Holdings, Inc.	100	3,039
Bic Camera, Inc.	400	3,289
Bridgestone Corp.	100	3,502
Brother Industries Ltd.	100	1,093
Calbee, Inc.	100	4,049
Canon Marketing Japan, Inc.	100	1,683
Canon, Inc.	200	5,604
Casio Computer Co. Ltd.	100	1,842
Chubu Electric Power Co., Inc.	400	5,273
Chugai Pharmaceutical Co. Ltd.	100	2,968
Chugoku Bank Ltd. (The)	100	1,054
Chugoku Electric Power Co., (The), Inc.	200	2,672
Citizen Holdings Co. Ltd.	200	1,099
Coca-Cola East Japan Co. Ltd.	100	1,728
Coca-Cola West Co. Ltd.	200	4,474
COMSYS Holdings Corp.	200	2,986
Cosmo Energy Holdings Co. Ltd.*	200	2,144
Daicel Corp.	300	3,830
Daihatsu Motor Co. Ltd.	100	1,389
Dai-ichi Life Insurance Co. Ltd. (The)	100	1,212
Daiichi Sankyo Co. Ltd.	300	6,262
Daito Trust Construction Co. Ltd.	100	13,537
Daiwa House Industry Co. Ltd.	200	5,475
Denka Co. Ltd.	1,000	3,544
DIC Corp.	1,000	2,153
Electric Power Development Co. Ltd.	100	3,088
FamilyMart Co. Ltd.	100	4,802
FP Corp.	100	3,823
Fuji Electric Co. Ltd.	1,000	3,429
GLORY Ltd.	100	3,371
H2O RETAILING Corp.	100	1,723
Hakuhodo DY Holdings, Inc.	300	3,391
Hamamatsu Photonics KK	100	2,455
Hankyu Hanshin Holdings, Inc.	1,000	6,405
Haseko Corp.	100	866
Heiwa Corp.	100	2,063
Hino Motors Ltd.	100	1,010
Hitachi Chemical Co. Ltd.	100	1,629
Hitachi Construction Machinery Co. Ltd.	100	1,390
Hitachi Ltd.	1,000	4,234
Hitachi Transport System Ltd.	200	2,901
Hokuhoku Financial Group, Inc.	1,000	1,488
Hokuriku Electric Power Co.	100	1,490
House Foods Group, Inc.	200	3,810
Hoya Corp.	300	10,844
IBIDEN Co. Ltd.	100	1,215
Idemitsu Kosan Co. Ltd.	100	1,517
Iida Group Holdings Co. Ltd.	100	1,831
Isetan Mitsukoshi Holdings Ltd.	200	2,325
Isuzu Motors Ltd.	100	1,001
ITO EN Ltd.	100	2,839
ITOCHU Corp.	300	3,536
Itochu Techno-Solutions Corp.	100	2,001
Iyo Bank Ltd. (The)	100	692
J. Front Retailing Co. Ltd.	200	2,332
Japan Airlines Co. Ltd.	300	10,738

	Number of Shares	Value
Japan (Continued)
Japan Tobacco, Inc.	100	$3,978
JSR Corp.	200	2,805
JTEKT Corp.	100	1,367
JX Holdings, Inc.	700	2,723
Kandenko Co. Ltd.	1,000	7,371
Kansai Electric Power Co., (The), Inc.*	100	1,099
Kansai Paint Co. Ltd.	100	1,372
Kao Corp.	200	10,098
Kawasaki Kisen Kaisha Ltd.	1,000	1,674
KDDI Corp.	200	5,099
Keiyo Bank Ltd. (The)	1,000	3,792
Kewpie Corp.	200	4,478
KINDEN Corp.	400	4,990
Kintetsu Group Holdings Co. Ltd.	1,000	4,288
Kirin Holdings Co. Ltd.	200	2,635
Kissei Pharmaceutical Co. Ltd.	100	2,332
Kobe Steel Ltd.	1,000	771
Koito Manufacturing Co. Ltd.	100	4,408
Komatsu Ltd.	200	3,045
Komeri Co. Ltd.	100	1,892
Konami Holdings Corp.	100	2,427
Konica Minolta, Inc.	200	1,678
Kuraray Co. Ltd.	500	5,466
Kurita Water Industries Ltd.	200	4,359
Kyocera Corp.	100	4,405
KYORIN Holdings, Inc.	100	1,898
Kyushu Financial Group, Inc.*	100	582
LINTEC Corp.	100	1,852
LIXIL Group Corp.	200	4,107
M3, Inc.	100	2,382
Makita Corp.	100	5,874
Marubeni Corp.	400	2,004
Marui Group Co. Ltd.	100	1,371
Maruichi Steel Tube Ltd.	100	2,720
Matsumotokiyoshi Holdings Co. Ltd.	100	4,456
Medipal Holdings Corp.	400	6,138
MISUMI Group, Inc.	200	2,670
Mitsubishi Chemical Holdings Corp.	500	2,521
Mitsubishi Corp.	100	1,601
Mitsubishi Materials Corp.	1,000	2,817
Mitsubishi Motors Corp.	100	712
Mitsubishi Shokuhin Co. Ltd.	100	2,648
Mitsubishi Tanabe Pharma Corp.	100	1,796
Mitsubishi UFJ Financial Group, Inc.	200	862
Mitsubishi UFJ Lease & Finance Co. Ltd.	100	431
Mitsui & Co. Ltd.	200	2,306
Mitsui OSK Lines Ltd.	1,000	1,869
Mizuho Financial Group, Inc.	200	294
Nabtesco Corp.	100	1,913
NAGASE & Co. Ltd.	200	2,036
NHK Spring Co. Ltd.	200	1,827
Nikon Corp.	100	1,521
Nippon Express Co. Ltd.	2,000	8,859
Nippon Paint Holdings Co. Ltd.	200	4,006
Nippon Paper Industries Co. Ltd.	100	1,690
Nippon Shokubai Co. Ltd.	100	4,997
Nippon Steel & Sumitomo Metal Corp.	100	1,728

See Notes to Financial Statements.	9

DBX ETF Trust

Schedule of investments

Deutsche X-trackers FTSE Developed ex US Enhanced Beta ETF (Continued)

February 29, 2016 (Unaudited)

	Number of Shares	Value
Japan (Continued)
Nippon Television Holdings, Inc.	100	$1,711
Nippon Yusen KK	1,000	1,843
Nishi-Nippon Railroad Co. Ltd.	1,000	7,309
Nissan Chemical Industries Ltd.	200	4,513
Nissan Motor Co. Ltd.	100	908
NISSAN SHATAI Co. Ltd.	100	999
Nisshin Seifun Group, Inc.	400	6,538
Nisshinbo Holdings, Inc.	100	939
NOK Corp.	100	1,613
Nomura Real Estate Holdings, Inc.	100	1,790
Nomura Research Institute Ltd.	100	3,415
NS Solutions Corp.	100	1,856
NSK Ltd.	100	913
NTT DOCOMO, Inc.	100	2,340
Obayashi Corp.	600	5,470
Oji Holdings Corp.	1,000	3,783
Omron Corp.	100	2,643
ORIX Corp.	100	1,309
Osaka Gas Co. Ltd.	2,000	7,623
OSG Corp.	100	1,689
Otsuka Holdings Co. Ltd.	200	7,064
Panasonic Corp.	100	845
Park24 Co. Ltd.	200	5,234
Pigeon Corp.	100	2,335
Rakuten, Inc.	100	951
Recruit Holdings Co. Ltd.	100	2,968
Resona Holdings, Inc.	200	700
Ricoh Co. Ltd.	100	988
Rohto Pharmaceutical Co. Ltd.	100	1,820
Sanrio Co. Ltd.	100	1,957
Santen Pharmaceutical Co. Ltd.	100	1,535
Sanwa Holdings Corp.	300	1,916
Secom Co. Ltd.	100	7,122
Seibu Holdings, Inc.	100	1,968
Seino Holdings Co. Ltd.	400	4,089
Sekisui Chemical Co. Ltd.	500	5,542
Sekisui House Ltd.	400	6,517
Seven & i Holdings Co. Ltd.	100	3,982
Seven Bank Ltd.	200	854
Shikoku Electric Power Co., Inc.	100	1,435
Shimachu Co. Ltd.	200	4,244
Shin-Etsu Chemical Co. Ltd.	100	5,020
Shiseido Co. Ltd.	200	4,357
Showa Denko KK	2,000	1,985
Showa Shell Sekiyu KK	400	3,133
Skylark Co. Ltd.	100	1,281
Sohgo Security Services Co. Ltd.	100	5,183
Sojitz Corp.	700	1,346
Sony Corp.	100	2,115
Sony Financial Holdings, Inc.	100	1,395
Sotetsu Holdings, Inc.	1,000	6,210
Stanley Electric Co. Ltd.	100	2,220
Sugi Holdings Co. Ltd.	100	4,704
Sumitomo Corp.	100	984
Sumitomo Electric Industries Ltd.	200	2,399
Sumitomo Forestry Co. Ltd.	200	2,234
Sumitomo Osaka Cement Co. Ltd.	1,000	3,650

	Number of Shares	Value
Japan (Continued)
Sumitomo Real Estate Sales Co. Ltd.	100	$1,831
Sumitomo Rubber Industries Ltd.	200	2,860
Suruga Bank Ltd.	100	1,602
Suzuken Co. Ltd.	200	6,512
Suzuki Motor Corp.	100	2,503
T&D Holdings, Inc.	200	1,973
Taiheiyo Cement Corp.	1,000	2,126
Taiyo Nippon Sanso Corp.	100	909
Taiyo Yuden Co. Ltd.	200	2,050
Takeda Pharmaceutical Co. Ltd.	100	4,758
Teijin Ltd.	1,000	3,225
Temp Holdings Co. Ltd.	100	1,275
Terumo Corp.	100	3,420
Tobu Railway Co. Ltd.	1,000	5,209
Toho Co. Ltd.	100	2,448
Toho Gas Co. Ltd.	1,000	6,972
TOKAI RIKA Co. Ltd.	100	1,971
Tokai Tokyo Financial Holdings, Inc.	100	486
Tokyo Broadcasting System Holdings, Inc.	100	1,597
Tokyo Gas Co. Ltd.	2,000	9,233
Tokyo Tatemono Co. Ltd.	100	1,154
Tokyu Fudosan Holdings Corp.	100	633
TonenGeneral Sekiyu KK	1,000	7,601
TOPPAN FORMS Co. Ltd.	200	2,342
Toshiba Corp.*	1,000	1,549
TOTO Ltd.	100	2,875
Toyo Seikan Group Holdings Ltd.	200	3,400
Toyo Suisan Kaisha Ltd.	200	7,167
Toyo Tire & Rubber Co. Ltd.	100	1,518
TOYOBO Co. Ltd.	1,000	1,453
Toyoda Gosei Co. Ltd.	100	1,913
Toyota Boshoku Corp.	100	1,579
Toyota Industries Corp.	100	4,208
TV Asahi Holdings Corp.	100	1,786
Ube Industries Ltd.	2,000	3,384
Unicharm Corp.	100	2,176
UNY Group Holdings Co. Ltd.	400	2,590
USHIO, Inc.	200	2,750
USS Co. Ltd.	200	3,149
West Japan Railway Co.	100	5,854
Yahoo Japan Corp.	100	394
Yakult Honsha Co. Ltd.	100	4,775
Yamada Denki Co. Ltd.	300	1,472
Yamaha Corp.	200	5,581
Yamaha Motor Co. Ltd.	100	1,490
Yamato Holdings Co. Ltd.	400	8,113
Yamato Kogyo Co. Ltd.	100	2,064
Yaskawa Electric Corp.	100	1,200
Yokogawa Electric Corp.	200	1,931
Yokohama Rubber Co. Ltd. (The)	300	4,787

		732,614

Jersey Island — 0.1%
Randgold Resources Ltd.	37	3,344

Jordan — 0.1%
Hikma Pharmaceuticals PLC	62	1,625

See Notes to Financial Statements.	10

DBX ETF Trust

Schedule of investments

Deutsche X-trackers FTSE Developed ex US Enhanced Beta ETF (Continued)

February 29, 2016 (Unaudited)

	Number of Shares	Value
Luxembourg — 0.1%
RTL Group SA	12	$1,006
SES SA FDR	29	763
Tenaris SA	4	44

		1,813

Netherlands — 2.0%
Aegon NV	44	221
Akzo Nobel NV	30	1,768
ASML Holding NV	10	920
Gemalto NV	13	827
GrandVision NV, 144A	15	428
Heineken Holding NV	27	1,962
Heineken NV	11	886
Koninklijke Ahold NV	969	21,289
Koninklijke Boskalis Westminster NV	78	2,845
Koninklijke DSM NV	37	1,831
Koninklijke KPN NV	124	459
Koninklijke Philips NV	55	1,401
Koninklijke Vopak NV	27	1,232
NN Group NV	8	247
QIAGEN NV*	29	621
Randstad Holding NV	74	3,833
Royal Dutch Shell PLC, Class A	14	321
Wolters Kluwer NV	134	5,066

		46,157

New Zealand — 1.3%
Air New Zealand Ltd.	1,489	2,680
Auckland International Airport Ltd.	278	1,118
Contact Energy Ltd.	971	2,868
Fisher & Paykel Healthcare Corp. Ltd.	963	5,588
Fletcher Building Ltd.	582	2,744
Kiwi Property Group Ltd.	2,602	2,342
Mighty River Power Ltd.	745	1,297
Ryman Healthcare Ltd.	499	2,639
SKY Network Television Ltd.	429	1,219
SKYCITY Entertainment Group Ltd.	636	1,874
Spark New Zealand Ltd.	2,572	5,834
Vector Ltd.	322	690
Warehouse Group Ltd. (The)	141	249

		31,142

Norway — 0.5%
DNB ASA	26	300
Gjensidige Forsikring ASA	50	785
Marine Harvest ASA*	163	2,330
Norsk Hydro ASA	156	620
Orkla ASA	370	3,049
Schibsted ASA, Class A	12	330
Schibsted ASA, Class B*	8	210
Statoil ASA (b)	4	58
Telenor ASA	61	912
Yara International ASA	56	2,175

		10,769

Portugal — 0.2%
EDP — Energias de Portugal SA	1,213	3,766
Jeronimo Martins SGPS SA	133	1,882

		5,648

	Number of Shares	Value
Singapore — 2.1%
Ascendas Real Estate Investment Trust REIT	2,000	$3,441
CapitaLand Commercial Trust REIT	2,000	2,033
CapitaLand Ltd.	700	1,483
CapitaLand Mall Trust REIT	3,400	5,294
City Developments Ltd.	300	1,517
ComfortDelGro Corp. Ltd.	3,600	7,704
DBS Group Holdings Ltd.	100	966
Genting Singapore PLC	300	161
Global Logistic Properties Ltd.	200	250
Golden Agri-Resources Ltd.	1,600	421
Keppel Corp. Ltd.	200	737
M1 Ltd.	200	360
SIA Engineering Co. Ltd.	100	245
Singapore Airlines Ltd.	400	3,308
Singapore Exchange Ltd.	800	4,129
Singapore Post Ltd.	300	308
Singapore Press Holdings Ltd. (b)	500	1,322
Singapore Technologies Engineering Ltd.	700	1,488
Singapore Telecommunications Ltd.	600	1,591
SMRT Corp. Ltd.	200	230
StarHub Ltd.	500	1,212
Suntec Real Estate Investment Trust REIT	1,200	1,425
UOL Group Ltd.	600	2,415
Venture Corp. Ltd.	800	4,641
Wilmar International Ltd.	1,100	2,432
Wing Tai Holdings Ltd.	700	776

		49,889

South Africa — 0.3%
Investec PLC	46	304
Mondi PLC	360	6,482

		6,786

South Korea — 1.8%
Amorepacific Corp.	2	594
AMOREPACIFIC Group	3	343
BNK Financial Group, Inc.	20	139
CJ CheilJedang Corp.	2	585
CJ Corp.	6	1,155
Coway Co. Ltd.	14	1,104
Dongbu Insurance Co. Ltd.	11	600
Dongsuh Cos., Inc.	12	286
Doosan Corp.	3	183
E-MART, Inc.	4	569
Hankook Tire Co. Ltd.	28	1,209
Hanssem Co. Ltd.	1	206
Hanwha Corp.	67	1,837
Hanwha Life Insurance Co. Ltd.	52	257
Hite Jinro Co. Ltd.*	7	167
Hyosung Corp.	7	708
Hyundai Department Store Co. Ltd.	4	438
Hyundai Development Co.-Engineering & Construction	4	127
Hyundai Heavy Industries Co. Ltd.*	33	2,748
Hyundai Marine & Fire Insurance Co. Ltd.	14	348
Hyundai Mobis Co. Ltd.	6	1,208

See Notes to Financial Statements.	11

DBX ETF Trust

Schedule of investments

Deutsche X-trackers FTSE Developed ex US Enhanced Beta ETF (Continued)

February 29, 2016 (Unaudited)

	Number of Shares	Value
South Korea (Continued)
Hyundai Motor Co.	2	$239
Hyundai Steel Co.	7	315
Kangwon Land, Inc.	29	967
KB Financial Group, Inc.	15	360
KEPCO Plant Service & Engineering Co. Ltd.*	4	230
Kia Motors Corp.	84	3,131
Korea Electric Power Corp.	52	2,468
Korea Zinc Co. Ltd.*	1	361
KT Corp.	13	304
KT&G Corp.	51	4,392
LG Chem Ltd.	1	243
LG Corp.	10	581
LG Electronics, Inc.	4	210
LG Household & Health Care Ltd.	1	702
LG Uplus Corp.	59	508
Lotte Shopping Co. Ltd.	1	202
Mando Corp.	3	364
NCSoft Corp.	2	388
Nongshim Co. Ltd.	3	985
POSCO	2	321
S-1 Corp.	10	742
Samsung Electro-Mechanics Co. Ltd.	7	307
Samsung Electronics Co. Ltd.	1	953
Samsung Fire & Marine Insurance Co. Ltd.	5	1,225
Samsung Life Insurance Co. Ltd.	5	453
Samsung SDS Co. Ltd.	2	300
Shinsegae Co. Ltd.	1	172
SK Hynix, Inc.	104	2,523
SK Innovation Co. Ltd.	6	704
SK Telecom Co. Ltd.	5	944
S-Oil Corp.	10	639
Woori Bank	38	268
Yuhan Corp.	3	627

		41,939

Spain — 1.4%
Abertis Infraestructuras SA	69	1,038
Acciona SA	8	612
Acerinox SA	9	99
ACS Actividades de Construccion y Servicios SA	32	833
Aena SA, 144A*	6	683
Amadeus IT Holding SA, Class A	135	5,452
Corp. Financiera Alba SA	9	318
Distribuidora Internacional de Alimentacion SA*	129	651
EDP Renovaveis SA	23	165
Enagas SA	133	3,752
Endesa SA	318	5,763
Ferrovial SA	90	1,744
Gas Natural SDG SA	22	385
Grifols SA	81	1,778
Iberdrola SA	405	2,624
Industria de Diseno Textil SA	8	249
Mapfre SA	52	102
Mediaset Espana Comunicacion SA	26	281

	Number of Shares	Value
Spain (Continued)
Red Electrica Corp. SA	43	$3,418
Repsol SA	37	383
Telefonica SA	72	723
Zardoya Otis SA	100	1,070

		32,123

Sweden — 4.0%
Alfa Laval AB	71	1,116
Assa Abloy AB, Class B	181	3,479
Atlas Copco AB, Class A	31	699
Atlas Copco AB, Class B	58	1,221
Boliden AB	216	3,254
Electrolux AB, Series B	118	2,771
Getinge AB, Class B	33	733
Hennes & Mauritz AB, Class B	34	1,105
Hexagon AB, Class B	16	545
Husqvarna AB, Class B	129	818
Industrivarden AB, Class A	197	3,379
Industrivarden AB, Class C	114	1,756
Investment AB Kinnevik, Class B	230	5,720
Investor AB, Class B	658	21,842
Meda AB, Class A	12	213
Melker Schorling AB	8	451
Nordea Bank AB	27	269
Sandvik AB	243	2,215
Securitas AB, Class B	403	6,039
Skanska AB, Class B	568	12,102
SKF AB, Class B	175	2,889
Svenska Cellulosa AB SCA, Class B	194	5,798
Swedbank AB, Class A	43	871
Swedish Match AB	142	4,575
Tele2 AB, Class B	369	3,055
Telefonaktiebolaget LM Ericsson, Class B	182	1,677
TeliaSonera AB	525	2,414
Trelleborg AB, Class B	122	2,030
Volvo AB, Class B	155	1,559

		94,595

Switzerland — 3.4%
ABB Ltd.*	73	1,312
Actelion Ltd.*	18	2,519
Adecco SA*	88	5,147
Aryzta AG*	7	336
Baloise Holding AG	11	1,392
Barry Callebaut AG*	2	2,112
Cie Financiere Richemont SA	9	576
Clariant AG*	49	823
Coca-Cola HBC AG CDI*(b)	128	2,453
DKSH Holding AG*	18	1,146
EMS-Chemie Holding AG	3	1,401
Galenica AG	4	6,040
GAM Holding AG*	96	1,383
Geberit AG	12	4,353
Givaudan SA*	2	3,765
Helvetia Holding AG	1	531
Julius Baer Group Ltd.*	4	161
Kuehne + Nagel International AG	24	3,132

See Notes to Financial Statements.	12

DBX ETF Trust

Schedule of investments

Deutsche X-trackers FTSE Developed ex US Enhanced Beta ETF (Continued)

February 29, 2016 (Unaudited)

	Number of Shares	Value
Switzerland (Continued)
LafargeHolcim Ltd.*	6	$238
Lonza Group AG*	11	1,679
Nestle SA	31	2,182
Novartis AG	1	72
Pargesa Holding SA	1	59
Partners Group Holding AG	16	5,827
PSP Swiss Property AG*	13	1,113
Roche Holding AG	1	258
Schindler Holding AG	11	1,875
Schindler Holding AG Participation Certificates	21	3,532
Sika AG	1	3,818
Sonova Holding AG	7	844
STMicroelectronics NV	48	276
Swatch Group AG (The) — Bearer	3	1,047
Swatch Group AG (The) — Registered	3	210
Swiss Life Holding AG*	2	490
Swiss Prime Site AG*	28	2,346
Swiss Re AG	26	2,319
Swisscom AG	4	1,965
Syngenta AG	7	2,823
UBS Group AG	10	154
Wolseley PLC	158	8,160
Zurich Insurance Group AG*	3	640

		80,509

United Kingdom — 15.9%
3i Group PLC	2,227	13,597
Aberdeen Asset Management PLC (b)	156	525
Admiral Group PLC	258	6,227
Aggreko PLC	44	542
ARM Holdings PLC	65	902
Ashmore Group PLC	184	593
Ashtead Group PLC	23	296
Associated British Foods PLC	50	2,373
AstraZeneca PLC	5	286
Aviva PLC	49	299
BAE Systems PLC	664	4,747
Barratt Developments PLC	372	3,059
Berkeley Group Holdings PLC	310	14,036
BP PLC	106	519
British American Tobacco PLC	18	985
British Land Co. PLC REIT	2,000	18,368
BT Group PLC	408	2,766
Bunzl PLC	216	5,819
Burberry Group PLC (b)	105	1,932
Capita PLC	173	2,416
Capital & Counties Properties PLC	2,051	9,232
Centrica PLC	484	1,403
CNH Industrial NV	120	800
Cobham PLC	76	274
Compass Group PLC	320	5,646
Croda International PLC	151	6,254
Daily Mail & General Trust PLC, Class A	166	1,514
Derwent London PLC REIT	338	14,287
Diageo PLC	28	725
Direct Line Insurance Group PLC	1,503	8,140

	Number of Shares	Value
United Kingdom (Continued)
Dixons Carphone PLC	37	$225
DS Smith PLC	1,575	8,540
easyJet PLC (b)	66	1,385
Fiat Chrysler Automobiles NV	38	262
G4S PLC (b)	598	1,734
GKN PLC	394	1,510
GlaxoSmithKline PLC	21	410
Hammerson PLC REIT	1,262	9,664
Hargreaves Lansdown PLC	54	932
Howden Joinery Group PLC	727	4,990
ICAP PLC	31	188
IMI PLC	166	1,968
Imperial Brands PLC	58	3,009
Inchcape PLC	490	5,046
Informa PLC	66	632
Inmarsat PLC	252	3,440
InterContinental Hotels Group PLC	75	2,848
International Consolidated Airlines Group SA	229	1,752
Intertek Group PLC	68	2,769
Intu Properties PLC REIT	835	3,493
ITV PLC	912	3,160
J Sainsbury PLC	564	2,000
John Wood Group PLC	148	1,287
Johnson Matthey PLC	9	321
Kingfisher PLC	1,971	9,182
Land Securities Group PLC REIT	1,237	17,394
Legal & General Group PLC	280	886
London Stock Exchange Group PLC	10	373
Marks & Spencer Group PLC	893	5,292
Meggitt PLC	382	2,225
Melrose Industries PLC	135	619
Merlin Entertainments PLC, 144A	324	2,072
National Grid PLC	264	3,545
Next PLC	52	4,902
Old Mutual PLC	375	890
Pearson PLC	77	922
Pennon Group PLC	217	2,465
Persimmon PLC*	316	9,618
Petrofac Ltd. (b)	20	252
Provident Financial PLC	166	7,516
Prudential PLC	24	421
Reckitt Benckiser Group PLC	46	4,205
RELX NV	320	5,275
RELX PLC	240	4,154
Rentokil Initial PLC	1,181	2,730
Rightmove PLC	71	3,893
Rio Tinto Ltd.	67	1,928
Rio Tinto PLC	13	345
Rolls-Royce Holdings PLC*	49	464
Royal Mail PLC	477	3,023
RSA Insurance Group PLC	107	649
Sage Group PLC (The)	818	6,800
Schroders PLC	26	948
Segro PLC REIT	2,508	14,522
Severn Trent PLC	133	3,959
Sky PLC	68	988

See Notes to Financial Statements.	13

DBX ETF Trust

Schedule of investments

Deutsche X-trackers FTSE Developed ex US Enhanced Beta ETF (Continued)

February 29, 2016 (Unaudited)

	Number of Shares	Value
United Kingdom (Continued)
Smith & Nephew PLC	58	$948
Smiths Group PLC	152	2,123
Sports Direct International PLC*	96	541
SSE PLC	348	6,717
St James’s Place PLC	84	1,004
Standard Life PLC	39	181
Subsea 7 SA*(b)	50	317
TalkTalk Telecom Group PLC	212	703
Taylor Wimpey PLC	1,644	4,266
Tesco PLC*	248	623
Travis Perkins PLC	209	5,219
Unilever NV	143	6,160
Unilever PLC	161	6,937
United Utilities Group PLC	326	4,205
Vodafone Group PLC	943	2,887
Whitbread PLC	62	3,388
William Hill PLC	693	3,963
Wm Morrison Supermarkets PLC (b)	1,874	5,197
WPP PLC	156	3,311

		371,274

United States (c) — 0.2%
Carnival PLC	24	1,197
Samsonite International SA	22	64
Sims Metal Management Ltd.	101	485
Thomson Reuters Corp.	61	2,232
Valeant Pharmaceuticals International, Inc.*	2	139

		4,117

TOTAL COMMON STOCKS (Cost $2,457,545)		2,318,382

	Number of Shares	Value
PREFERRED STOCKS — 0.5%
Germany — 0.2%
FUCHS PETROLUB SE	64	$2,630
Henkel AG & Co. KGaA	15	1,513
Porsche Automobil Holding SE	25	1,146

		5,289

South Korea — 0.3%
Amorepacific Corp.	36	6,535
CJ CheilJedang Corp.	1	173
Hyundai Motor Co.	2	164
LG Household & Health Care Ltd.	1	379

		7,251

TOTAL PREFERRED STOCKS (Cost $13,409)		12,540

RIGHTS — 0.0%
Italy — 0.0%
Enel Green Power SpA*, expires 03/31/16 (Cost $0)	143	0

SECURITIES LENDING COLLATERAL — 1.0%
Daily Assets Fund “Capital Shares”, 0.42% (d)(e) (Cost $22,636)	22,636	22,636

TOTAL INVESTMENTS — 100.8% (Cost $2,493,590)†		$2,353,558
Other assets and liabilities, net — (0.8%)		(18,848)

NET ASSETS — 100.0%		$2,334,710

*	Non-income producing security.
†	The cost for federal income tax purposes was $2,493,590. At February 29, 2016, net unrealized depreciation for all securities based on tax cost was $140,032. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $58,225 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $198,257.
(a)	Stapled Security — A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(b)	All or a portion of these securities were on loan. In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The value of securities loaned at February 29, 2016 amounted to $17,365, which is 0.7% of net assets.
(c)	Securities are domiciled in the United States and trade on a non-US securities exchange.
(d)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(e)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

CDI:	Chess Depositary Interest
FDR:	Fiduciary Depositary Receipt
REIT:	Real Estate Investment Trust
RSP:	Risparmio (Convertible Savings Shares)
144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See Notes to Financial Statements.	14

DBX ETF Trust

Schedule of investments

Deutsche X-trackers FTSE Developed ex US Enhanced Beta ETF (Continued)

February 29, 2016 (Unaudited)

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of February 29, 2016 in valuing the Fund’s investments. For more information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (f)	$2,318,382	$—	$—	$2,318,382
Preferred Stocks (f)	12,540	—	—	12,540
Rights	0	—	—	0
Short-Term Investments	22,636	—	—	22,636

Total	$2,353,558	$—	$—	$2,353,558

There have been no transfers between fair value measurement levels during the period ended February 29, 2016.

(f) See Schedule of investments for additional detailed categorizations.

See Notes to Financial Statements.	15

DBX ETF Trust

Schedule of investments

Deutsche X-trackers Russell 1000 Enhanced Beta ETF

February 29, 2016 (Unaudited)

	Number of Shares	Value
COMMON STOCKS — 99.9%
Consumer Discretionary — 16.7%
Advance Auto Parts, Inc.	20	$2,969
AMC Networks, Inc., Class A*	12	786
Aramark	134	4,210
AutoNation, Inc.*	62	3,191
AutoZone, Inc.*	14	10,844
Bed Bath & Beyond, Inc.*	72	3,452
Best Buy Co., Inc.	14	453
BorgWarner, Inc.	47	1,536
Brinker International, Inc.	48	2,390
Brunswick Corp.	19	808
Cabela’s, Inc.*(a)	3	144
Cable One, Inc.	3	1,286
Cablevision Systems Corp., Class A	59	1,919
CarMax, Inc.*	6	278
Carnival Corp.	71	3,405
Carter’s, Inc.	56	5,691
CBS Corp., Class B	132	6,386
Charter Communications, Inc., Class A*(a)	10	1,796
Chipotle Mexican Grill, Inc.*	3	1,527
Choice Hotels International, Inc.	15	777
Cinemark Holdings, Inc.	79	2,615
Coach, Inc.	59	2,297
Comcast Corp., Class A	33	1,905
CST Brands, Inc.	4	130
D.R. Horton, Inc.	111	2,966
Darden Restaurants, Inc.	243	15,523
Delphi Automotive PLC	168	11,202
Dick’s Sporting Goods, Inc.	48	2,039
Dillard’s, Inc., Class A	5	418
Discovery Communications, Inc., Class A*	39	975
Discovery Communications, Inc., Class C*	47	1,159
DISH Network Corp., Class A*	17	801
Dollar General Corp.	105	7,796
Dollar Tree, Inc.*	63	5,056
Domino’s Pizza, Inc.	16	2,129
DSW, Inc., Class A	11	288
Dunkin’ Brands Group, Inc. (a)	36	1,677
Expedia, Inc.	11	1,145
Extended Stay America, Inc.	9	133
Foot Locker, Inc.	192	12,000
Ford Motor Co.	171	2,139
GameStop Corp., Class A	127	3,914
Gannett Co., Inc.	275	4,197
Gap, (The) Inc.	31	857
Garmin Ltd.	29	1,175
General Motors Co.	114	3,356
Gentex Corp.	89	1,296
Genuine Parts Co.	75	6,761
GNC Holdings, Inc., Class A	6	171
Goodyear Tire & Rubber (The) Co.	51	1,536
Graham Holdings Co., Class B	9	4,393
H&R Block, Inc.	233	7,661
Hanesbrands, Inc.	64	1,823
Harley-Davidson, Inc.	41	1,770
Harman International Industries, Inc.	3	230
Hasbro, Inc.	99	7,511

	Number of Shares	Value
Consumer Discretionary (Continued)
Hilton Worldwide Holdings, Inc.	31	$644
Home Depot, (The) Inc.	17	2,110
Hyatt Hotels Corp., Class A*(a)	18	831
International Game Technology PLC	9	133
Interpublic Group of Companies, (The) Inc.	208	4,449
Jarden Corp.*	41	2,168
John Wiley & Sons, Inc., Class A	41	1,785
Johnson Controls, Inc.	63	2,297
Kohl’s Corp.	72	3,360
L Brands, Inc.	49	4,155
Las Vegas Sands Corp.	17	821
Lear Corp.	130	13,176
Leggett & Platt, Inc.	81	3,617
Lennar Corp., Class A	9	377
Liberty Interactive Corp., Class A*	181	4,594
Liberty Media Corp., Class A*	111	3,954
Liberty Media Corp., Class C*	70	2,443
Liberty Ventures, Series A*	9	330
Live Nation Entertainment, Inc.*	17	374
LKQ Corp.*	106	2,926
Lowe’s Cos., Inc.	69	4,660
lululemon athletica, Inc.*	8	502
Macy’s, Inc.	30	1,296
Madison Square Garden (The) Co., Class A*	5	775
Marriott International, Inc., Class A (a)	43	2,930
Mattel, Inc.	141	4,585
McDonald’s Corp.	39	4,570
MGM Resorts International*	9	170
Michael Kors Holdings Ltd.*	5	283
Mohawk Industries, Inc.*	22	3,954
MSG Networks, Inc., Class A*	118	1,938
Murphy USA, Inc.*	35	2,229
Newell Rubbermaid, Inc. (a)	76	2,889
News Corp., Class A	214	2,315
News Corp., Class B	83	947
NIKE, Inc., Class B	62	3,819
Nordstrom, Inc. (a)	38	1,950
Norwegian Cruise Line Holdings Ltd.*	8	393
NVR, Inc.*	5	8,185
Omnicom Group, Inc.	97	7,548
O’Reilly Automotive, Inc.*	31	8,070
Panera Bread Co., Class A*	21	4,351
Penske Automotive Group, Inc.	18	679
Polaris Industries, Inc. (a)	11	967
Priceline Group, (The) Inc.*	2	2,530
PVH Corp.	8	633
Ralph Lauren Corp.	11	998
Regal Entertainment Group, Class A (a)	70	1,378
Ross Stores, Inc.	150	8,247
Royal Caribbean Cruises Ltd.	15	1,116
Sally Beauty Holdings, Inc.*	51	1,611
Scripps Networks Interactive, Inc., Class A	33	1,955
Service Corp. International	99	2,328
ServiceMaster Global Holdings, Inc.*	16	607
Signet Jewelers Ltd.	8	867
Sirius XM Holdings, Inc.*(a)	384	1,428

See Notes to Financial Statements.	16

DBX ETF Trust

Schedule of investments

Deutsche X-trackers Russell 1000 Enhanced Beta ETF (Continued)

February 29, 2016 (Unaudited)

	Number of Shares	Value
Consumer Discretionary (Continued)
Six Flags Entertainment Corp.	39	$1,984
Skechers U.S.A., Inc., Class A*	13	428
Staples, Inc.	130	1,229
Starbucks Corp.	61	3,551
Starwood Hotels & Resorts Worldwide, Inc.	52	3,594
Starz, Class A*	57	1,436
Target Corp.	59	4,629
TEGNA, Inc.	84	2,070
Tempur Sealy International, Inc.*	2	115
Thomson Reuters Corp.	63	2,306
Thor Industries, Inc.	45	2,492
Tiffany & Co.	10	650
Time Warner Cable, Inc.	26	4,962
Time Warner, Inc.	23	1,523
TJX Cos., (The) Inc.	115	8,522
Toll Brothers, Inc.*	42	1,153
TopBuild Corp.*	39	1,052
Tractor Supply Co.	68	5,751
Tribune Media Co., Class A	5	180
TripAdvisor, Inc.*	3	188
Tupperware Brands Corp.	52	2,598
Twenty-First Century Fox, Inc., Class A	49	1,324
Twenty-First Century Fox, Inc., Class B	22	598
Ulta Salon Cosmetics & Fragrance, Inc.*	14	2,313
Under Armour, Inc., Class A*	16	1,339
Urban Outfitters, Inc.*	16	424
VF Corp.	49	3,190
Viacom, Inc., Class B	22	811
Vista Outdoor, Inc.*	20	986
Visteon Corp.	16	1,119
Walt Disney (The) Co.	13	1,242
Wendy’s (The) Co.	165	1,546
Whirlpool Corp.	3	466
Williams-Sonoma, Inc.	58	3,022
Wyndham Worldwide Corp.	48	3,496
Yum! Brands, Inc.	83	6,015

		401,443

Consumer Staples — 9.1%
Altria Group, Inc.	41	2,524
Archer-Daniels-Midland Co.	82	2,867
Blue Buffalo Pet Products, Inc.*(a)	22	403
Brown-Forman Corp., Class A	8	853
Brown-Forman Corp., Class B	35	3,446
Bunge Ltd.	64	3,182
Campbell Soup Co.	88	5,434
Church & Dwight Co., Inc.	81	7,352
Clorox (The) Co.	83	10,493
Coca-Cola (The) Co.	14	604
Coca-Cola Enterprises, Inc.	240	11,642
Colgate-Palmolive Co.	58	3,807
ConAgra Foods, Inc.	86	3,617
Constellation Brands, Inc., Class A	11	1,556
Costco Wholesale Corp.	68	10,202
Coty, Inc., Class A (a)	31	883
CVS Health Corp.	44	4,275
Dr Pepper Snapple Group, Inc.	102	9,336

	Number of Shares	Value
Consumer Staples (Continued)
Energizer Holdings, Inc.	14	$545
Estee Lauder (The) Cos., Inc., Class A	82	7,489
Flowers Foods, Inc.	211	3,614
General Mills, Inc.	108	6,356
Hain Celestial Group, (The) Inc.*	8	296
Herbalife Ltd.*	6	328
Hershey (The) Co.	24	2,181
Hormel Foods Corp.	154	6,547
Ingredion, Inc.	79	7,996
JM Smucker (The) Co.	4	510
Kellogg Co.	47	3,479
Kimberly-Clark Corp.	67	8,730
Kraft Heinz (The) Co.	7	539
Kroger (The) Co.	548	21,871
McCormick & Co., Inc.	94	8,766
Mead Johnson Nutrition Co.	30	2,213
Molson Coors Brewing Co., Class B	63	5,372
Mondelez International, Inc., Class A	74	2,999
Monster Beverage Corp.*	6	753
PepsiCo, Inc.	22	2,152
Philip Morris International, Inc.	25	2,276
Pinnacle Foods, Inc.	128	5,528
Procter & Gamble (The) Co.	6	482
Reynolds American, Inc.	32	1,614
Rite Aid Corp.*	18	143
Spectrum Brands Holdings, Inc.	2	192
Sprouts Farmers Market, Inc.*(a)	12	342
Sysco Corp.	207	9,135
Tyson Foods, Inc., Class A	317	20,526
Walgreens Boots Alliance, Inc.	6	474
Wal-Mart Stores, Inc.	6	398
WhiteWave Foods (The) Co.*	22	852
Whole Foods Market, Inc.	27	845

		218,019

Energy — 2.3%
Anadarko Petroleum Corp.	9	342
Apache Corp.	18	689
Baker Hughes, Inc.	50	2,143
Cabot Oil & Gas Corp.	10	201
California Resources Corp.	5	3
Cameron International Corp.*	72	4,720
Chevron Corp.	14	1,168
Cimarex Energy Co.	16	1,344
Columbia Pipeline Group, Inc.	47	853
Concho Resources, Inc.*	10	902
ConocoPhillips	47	1,590
CVR Energy, Inc.	8	189
Devon Energy Corp.	30	590
Diamondback Energy, Inc.*	4	285
Dril-Quip, Inc.*	9	488
Energen Corp. (a)	11	291
EOG Resources, Inc.	38	2,460
EQT Corp.	9	502
Exxon Mobil Corp.	11	882
FMC Technologies, Inc.*	35	859
Frank’s International NV	10	139

See Notes to Financial Statements.	17

DBX ETF Trust

Schedule of investments

Deutsche X-trackers Russell 1000 Enhanced Beta ETF (Continued)

February 29, 2016 (Unaudited)

	Number of Shares	Value
Energy (Continued)
Halliburton Co.	53	$1,711
Helmerich & Payne, Inc. (a)	15	795
Hess Corp.	30	1,308
HollyFrontier Corp.	125	4,228
Marathon Oil Corp.	45	369
Marathon Petroleum Corp.	31	1,062
Murphy Oil Corp. (a)	21	361
National Oilwell Varco, Inc.	19	556
Newfield Exploration Co.*	23	626
Noble Corp. PLC (a)	23	192
Noble Energy, Inc.	29	856
Occidental Petroleum Corp.	61	4,198
Oceaneering International, Inc.	47	1,298
ONEOK, Inc.	15	360
Patterson-UTI Energy, Inc.	12	186
PBF Energy, Inc., Class A	6	181
Phillips 66	55	4,366
Pioneer Natural Resources Co.	9	1,085
QEP Resources, Inc.	27	264
Schlumberger Ltd.	23	1,650
Spectra Energy Corp.	39	1,139
Tesoro Corp.	3	242
Valero Energy Corp.	89	5,347
World Fuel Services Corp.	43	2,013

		55,033

Financials — 17.3%
Affiliated Managers Group, Inc.*	14	1,942
Aflac, Inc.	84	5,000
Alexandria Real Estate Equities, Inc. REIT	6	475
Alleghany Corp.*	8	3,712
Allied World Assurance Co. Holdings AG	150	4,859
Allstate (The) Corp.	66	4,188
Ally Financial, Inc.*	59	1,037
American Campus Communities, Inc. REIT	10	438
American Capital Agency Corp. REIT	19	343
American Express Co.	15	834
American Financial Group, Inc.	39	2,616
American International Group, Inc.	17	853
American National Insurance Co.	3	305
American Tower Corp. REIT	15	1,383
Ameriprise Financial, Inc.	10	840
AmTrust Financial Services, Inc.	52	1,271
Annaly Capital Management, Inc. REIT	32	324
Aon PLC	43	4,097
Apartment Investment & Management Co., Class A REIT	7	256
Apple Hospitality REIT, Inc. REIT	42	798
Arch Capital Group Ltd.*	148	10,055
Arthur J Gallagher & Co.	53	2,112
Artisan Partners Asset Management, Inc., Class A	10	284
Aspen Insurance Holdings Ltd.	119	5,318
Associated Banc-Corp.	33	568
Assurant, Inc.	50	3,555
Assured Guaranty Ltd.	31	769
AvalonBay Communities, Inc. REIT	12	2,060

	Number of Shares	Value
Financials (Continued)
Axis Capital Holdings Ltd.	178	$9,560
Bank of Hawaii Corp. (a)	13	826
Bank of New York Mellon (The) Corp.	20	708
BankUnited, Inc.	17	546
BB&T Corp.	41	1,319
Berkshire Hathaway, Inc., Class B*	7	939
BlackRock, Inc.	1	312
BOK Financial Corp.	5	244
Boston Properties, Inc. REIT	7	799
Brixmor Property Group, Inc. REIT	15	351
Brown & Brown, Inc.	70	2,262
Camden Property Trust REIT	40	2,990
Capital One Financial Corp.	24	1,578
Care Capital Properties, Inc. REIT	58	1,538
CBL & Associates Properties, Inc. REIT	35	404
CBOE Holdings, Inc.	71	4,438
CBRE Group, Inc., Class A*	64	1,626
Charles Schwab (The) Corp.	11	276
Chimera Investment Corp. REIT	254	3,310
Chubb Ltd.	72	8,318
Cincinnati Financial Corp.	84	5,304
CIT Group, Inc.	46	1,371
Citigroup, Inc.	3	117
Citizens Financial Group, Inc.	38	731
CME Group, Inc.	8	732
CNA Financial Corp.	7	203
Columbia Property Trust, Inc. REIT	26	527
Comerica, Inc.	18	608
Commerce Bancshares, Inc.	24	1,020
Communications Sales & Leasing, Inc. REIT	29	547
Corrections Corp. of America REIT	40	1,157
Credit Acceptance Corp.*(a)	6	1,182
Crown Castle International Corp. REIT	13	1,125
Cullen/Frost Bankers, Inc. (a)	10	479
DDR Corp. REIT	22	368
Digital Realty Trust, Inc. REIT	18	1,423
Discover Financial Services	48	2,228
Douglas Emmett, Inc. REIT	14	376
Duke Realty Corp. REIT	51	1,055
E*Trade Financial Corp.*	8	188
East West Bancorp, Inc.	22	659
Eaton Vance Corp.	101	2,920
Empire State Realty Trust, Inc., Class A REIT	18	282
Endurance Specialty Holdings Ltd.	57	3,549
Equity Commonwealth REIT*	6	160
Equity Lifestyle Properties, Inc. REIT	37	2,596
Equity Residential REIT	19	1,415
Erie Indemnity Co., Class A	10	940
Essex Property Trust, Inc. REIT	3	628
Everest Re Group Ltd.	64	11,912
Extra Space Storage, Inc. REIT	31	2,547
FactSet Research Systems, Inc.	38	5,719
Federal Realty Investment Trust REIT	12	1,777
Federated Investors, Inc., Class B	66	1,727
Fifth Third Bancorp	94	1,434

See Notes to Financial Statements.	18

DBX ETF Trust

Schedule of investments

Deutsche X-trackers Russell 1000 Enhanced Beta ETF (Continued)

February 29, 2016 (Unaudited)

	Number of Shares	Value
Financials (Continued)
First Horizon National Corp.	73	$877
First Republic Bank	20	1,231
FNF Group	183	6,035
Four Corners Property Trust, Inc. REIT	19	312
Franklin Resources, Inc.	41	1,470
Gaming and Leisure Properties, Inc. REIT	90	2,357
General Growth Properties, Inc. REIT	20	550
Goldman Sachs Group, (The) Inc.	2	299
Hanover Insurance Group, (The) Inc.	50	4,148
Hartford Financial Services Group, (The) Inc.	22	927
HCP, Inc. REIT	43	1,272
Healthcare Trust of America, Inc., Class A REIT	13	362
Hospitality Properties Trust REIT	45	1,093
Host Hotels & Resorts, Inc. REIT	61	934
Huntington Bancshares, Inc.	139	1,216
Interactive Brokers Group, Inc., Class A (a)	17	581
Intercontinental Exchange, Inc.	5	1,192
Invesco Ltd.	61	1,631
Iron Mountain, Inc. REIT	33	970
Jones Lang LaSalle, Inc.	34	3,470
JPMorgan Chase & Co.	3	169
KeyCorp	91	960
Kilroy Realty Corp. REIT	4	217
Kimco Realty Corp. REIT	95	2,541
Lamar Advertising Co., Class A REIT	62	3,542
Lazard Ltd., Class A	73	2,568
Legg Mason, Inc.	20	571
Leucadia National Corp.	10	145
Liberty Property Trust REIT	25	722
Lincoln National Corp.	20	731
Loews Corp.	41	1,490
LPL Financial Holdings, Inc. (a)	47	951
M&T Bank Corp.	9	923
Macerich (The) Co. REIT	151	11,941
Markel Corp.*	2	1,713
Marsh & McLennan Cos., Inc.	146	8,329
Mercury General Corp.	24	1,262
MetLife, Inc.	16	633
MFA Financial, Inc. REIT	198	1,348
Mid-America Apartment Communities, Inc. REIT	16	1,439
Moody’s Corp.	55	4,884
Morningstar, Inc.	22	1,747
MSCI, Inc.	97	6,840
Nasdaq, Inc.	46	2,911
National Retail Properties, Inc. REIT	34	1,495
New York Community Bancorp, Inc.	76	1,150
Northern Trust Corp.	15	891
Old Republic International Corp.	114	2,029
OMEGA Healthcare Investors, Inc. REIT	43	1,379
OneMain Holdings, Inc.*	7	158
Outfront Media, Inc. REIT	134	2,740
PacWest Bancorp	10	322
Paramount Group, Inc. REIT	6	91
PartnerRe Ltd.	104	14,588

	Number of Shares	Value
Financials (Continued)
People’s United Financial, Inc. (a)	58	$847
Piedmont Office Realty Trust, Inc., Class A REIT	16	294
PNC Financial Services Group, (The) Inc.	17	1,382
Post Properties, Inc. REIT	67	3,734
Principal Financial Group, Inc.	29	1,096
ProAssurance Corp.	54	2,663
Progressive (The) Corp.	486	15,513
Prologis, Inc. REIT	20	769
Prudential Financial, Inc.	12	793
Public Storage REIT	20	4,990
Raymond James Financial, Inc.	29	1,271
Rayonier, Inc. REIT	31	677
Realogy Holdings Corp.*	20	639
Realty Income Corp. REIT	26	1,522
Regency Centers Corp. REIT	29	2,047
Regions Financial Corp.	113	850
Reinsurance Group of America, Inc.	37	3,334
RenaissanceRe Holdings Ltd.	112	12,678
Retail Properties of America, Inc., Class A REIT	19	279
Santander Consumer USA Holdings, Inc.*	18	185
SEI Investments Co.	119	4,542
Senior Housing Properties Trust REIT	18	281
Signature Bank*	6	777
Simon Property Group, Inc. REIT	9	1,708
SL Green Realty Corp. REIT	8	705
StanCorp Financial Group, Inc.	5	575
Starwood Property Trust, Inc. REIT	34	596
State Street Corp.	5	274
SunTrust Banks, Inc.	12	398
SVB Financial Group*	3	267
Synchrony Financial*	177	4,770
Synovus Financial Corp.	12	319
T. Rowe Price Group, Inc.	86	5,943
Tanger Factory Outlet Centers, Inc. REIT	23	738
Taubman Centers, Inc. REIT	150	10,623
TCF Financial Corp.	33	374
TD Ameritrade Holding Corp.	18	514
Torchmark Corp.	84	4,302
Travelers Cos., (The) Inc.	70	7,526
UDR, Inc. REIT	32	1,099
Unum Group	54	1,541
US Bancorp	18	693
Validus Holdings Ltd.	154	6,916
Ventas, Inc. REIT	13	724
Vornado Realty Trust REIT	23	1,986
Voya Financial, Inc.	59	1,732
W.R. Berkley Corp.	90	4,635
Waddell & Reed Financial, Inc., Class A	44	1,030
Weingarten Realty Investors REIT	77	2,713
Wells Fargo & Co.	3	141
Welltower, Inc. REIT	7	446
Weyerhaeuser Co. REIT	354	9,197
White Mountains Insurance Group Ltd.	4	3,067
WP Carey, Inc. REIT	18	1,020
WP Glimcher, Inc. REIT	41	354

See Notes to Financial Statements.	19

DBX ETF Trust

Schedule of investments

Deutsche X-trackers Russell 1000 Enhanced Beta ETF (Continued)

February 29, 2016 (Unaudited)

	Number of Shares	Value
Financials (Continued)
XL Group PLC	31	$1,066
Zions Bancorporation	18	384

		415,528

Health Care — 10.3%
Abbott Laboratories	63	2,441
AbbVie, Inc.	8	437
Aetna, Inc.	107	11,623
Agilent Technologies, Inc.	56	2,092
Alere, Inc.*	7	373
Alexion Pharmaceuticals, Inc.*	3	422
Align Technology, Inc.*	13	858
AmerisourceBergen Corp.	171	14,812
Amgen, Inc.	5	711
Anthem, Inc.	42	5,489
Baxalta, Inc.	220	8,474
Baxter International, Inc.	314	12,406
Becton Dickinson and Co.	2	295
Biogen, Inc.*	2	519
Bio-Rad Laboratories, Inc., Class A*	25	3,366
Bio-Techne Corp.	19	1,631
Boston Scientific Corp.*	95	1,613
Bristol-Myers Squibb Co.	16	991
Bruker Corp.*	23	598
C.R. Bard, Inc.	24	4,617
Cardinal Health, Inc.	153	12,500
Celgene Corp.*	6	605
Centene Corp.*	35	1,994
Cerner Corp.*	36	1,838
Charles River Laboratories International, Inc.*	30	2,203
Cigna Corp.	63	8,795
Cooper (The) Cos., Inc.	7	1,001
DaVita Healthcare Partners, Inc.*	47	3,101
DENTSPLY SIRONA, Inc.*	119	7,254
Edwards Lifesciences Corp.*	54	4,698
Eli Lilly & Co.	23	1,656
Envision Healthcare Holdings, Inc.*	11	242
Express Scripts Holding Co.*	51	3,589
Gilead Sciences, Inc.	12	1,047
HCA Holdings, Inc.*	15	1,038
Health Net, Inc.*	88	5,475
Henry Schein, Inc.*	73	12,078
Hologic, Inc.*	58	2,009
Humana, Inc.	62	10,972
IDEXX Laboratories, Inc.*	32	2,341
Inovalon Holdings, Inc., Class A*	10	172
Intuitive Surgical, Inc.*	3	1,689
Johnson & Johnson	8	842
Laboratory Corp. of America Holdings*	44	4,833
LifePoint Health, Inc.*	35	2,183
McKesson Corp.	46	7,159
MEDNAX, Inc.*	98	6,570
Merck & Co., Inc.	20	1,004
Mettler-Toledo International, Inc.*	17	5,354
Mylan N.V.*	10	451
Patterson Cos., Inc.	94	4,083

	Number of Shares	Value
Health Care (Continued)
PerkinElmer, Inc.	45	$2,127
Perrigo Co. PLC	3	379
Pfizer, Inc.	30	890
Premier, Inc., Class A*	4	130
QIAGEN NV*	37	781
Quest Diagnostics, Inc.	71	4,724
Quintiles Transnational Holdings, Inc.*	55	3,449
ResMed, Inc.	76	4,325
Sirona Dental Systems, Inc.*	43	4,735
St Jude Medical, Inc.	59	3,168
Stryker Corp.	24	2,397
Teleflex, Inc.	26	3,713
Thermo Fisher Scientific, Inc.	6	775
United Therapeutics Corp.*	15	1,829
UnitedHealth Group, Inc.	31	3,692
Universal Health Services, Inc., Class B	32	3,532
Varian Medical Systems, Inc.*	49	3,833
VCA, Inc.*	47	2,398
VWR Corp.*	11	268
Waters Corp.*	32	3,850
Zimmer Biomet Holdings, Inc.	27	2,614
Zoetis, Inc.	48	1,971

		248,124

Industrials — 15.7%
3M Co.	20	3,137
Acuity Brands, Inc.	14	2,932
ADT (The) Corp. (a)	122	4,925
AECOM*	20	549
AGCO Corp.	79	3,910
Air Lease Corp. (a)	48	1,442
Alaska Air Group, Inc.	143	10,568
Allegion PLC	39	2,457
Allison Transmission Holdings, Inc.	52	1,231
AMERCO	4	1,371
American Airlines Group, Inc.	5	205
AMETEK, Inc.	88	4,084
AO Smith Corp.	41	2,886
Armstrong World Industries, Inc.*	13	527
B/E Aerospace, Inc.	17	742
Babcock & Wilcox Enterprises, Inc.*	34	664
Boeing (The) Co.	48	5,673
BWX Technologies, Inc.	27	861
C.H. Robinson Worldwide, Inc.	46	3,212
Carlisle Cos., Inc.	22	1,984
Caterpillar, Inc.	27	1,828
Chicago Bridge & Iron Co. NV	21	704
Cintas Corp.	71	5,963
Clean Harbors, Inc.*	11	469
Copart, Inc.*	81	3,058
Covanta Holding Corp.	23	320
Crane Co.	38	1,864
CSX Corp.	94	2,269
Cummins, Inc.	20	1,951
Danaher Corp.	41	3,660
Deere & Co. (a)	28	2,245
Delta Air Lines, Inc.	42	2,026

See Notes to Financial Statements.	20

DBX ETF Trust

Schedule of investments

Deutsche X-trackers Russell 1000 Enhanced Beta ETF (Continued)

February 29, 2016 (Unaudited)

	Number of Shares	Value
Industrials (Continued)
Donaldson Co., Inc.	45	$1,271
Dover Corp.	80	4,862
Dun & Bradstreet (The) Corp.	28	2,682
Eaton Corp. PLC	34	1,928
Emerson Electric Co.	72	3,516
Equifax, Inc.	72	7,551
Expeditors International of Washington, Inc.	177	8,103
Fastenal Co.	59	2,672
FedEx Corp.	27	3,696
Flowserve Corp.	39	1,639
Fluor Corp.	38	1,750
Fortune Brands Home & Security, Inc.	35	1,758
GATX Corp.	16	688
General Dynamics Corp.	54	7,359
General Electric Co.	13	379
Genesee & Wyoming, Inc., Class A*	12	681
Graco, Inc.	29	2,271
HD Supply Holdings, Inc.*	48	1,334
Hertz Global Holdings, Inc.*	12	102
Hexcel Corp.	89	3,678
Honeywell International, Inc.	35	3,547
Hubbell, Inc.	36	3,577
Huntington Ingalls Industries, Inc.	69	9,043
IDEX Corp.	54	4,059
IHS, Inc., Class A*	23	2,392
Illinois Tool Works, Inc.	63	5,938
Ingersoll-Rand PLC	30	1,667
ITT Corp.	45	1,587
Jacobs Engineering Group, Inc.*	167	6,455
JB Hunt Transport Services, Inc.	40	3,052
JetBlue Airways Corp.*	115	2,530
Kansas City Southern	10	817
KAR Auction Services, Inc.	63	2,231
KBR, Inc.	52	719
Kennametal, Inc.	9	181
Kirby Corp.*	26	1,472
L-3 Communications Holdings, Inc.	62	7,273
Landstar System, Inc.	45	2,664
Lennox International, Inc.	29	3,747
Lincoln Electric Holdings, Inc.	45	2,456
Lockheed Martin Corp.	29	6,258
Macquarie Infrastructure Corp.	21	1,282
ManpowerGroup, Inc.	125	9,680
Masco Corp.	82	2,312
Middleby (The) Corp.*	12	1,111
MSC Industrial Direct Co., Inc., Class A	15	1,044
Nielsen Holdings PLC	70	3,524
Nordson Corp.	22	1,577
Norfolk Southern Corp.	31	2,268
Northrop Grumman Corp.	70	13,455
Old Dominion Freight Line, Inc.*	27	1,743
Orbital ATK, Inc.	15	1,256
Owens Corning	45	1,931
PACCAR, Inc.	36	1,854
Parker-Hannifin Corp.	34	3,441
Pentair PLC	55	2,624

	Number of Shares	Value
Industrials (Continued)
Pitney Bowes, Inc.	64	$1,160
Quanta Services, Inc.*	111	2,252
R.R. Donnelley & Sons Co.	110	1,670
Raytheon Co.	64	7,926
Regal Beloit Corp.	17	928
Republic Services, Inc.	90	4,113
Robert Half International, Inc.	64	2,521
Rockwell Automation, Inc.	48	4,996
Rockwell Collins, Inc.	69	6,042
Rollins, Inc.	87	2,395
Roper Technologies, Inc.	23	3,862
Ryder System, Inc.	13	737
Snap-on, Inc.	35	5,064
Southwest Airlines Co.	190	7,971
Spirit AeroSystems Holdings, Inc., Class A*	59	2,714
SPX Flow, Inc.*	58	1,086
Stanley Black & Decker, Inc.	72	6,769
Stericycle, Inc.*	14	1,595
Textron, Inc.	69	2,356
Timken (The) Co.	25	746
Toro (The) Co.	62	4,941
TransDigm Group, Inc.*	7	1,495
Trinity Industries, Inc.	26	412
Triumph Group, Inc.	5	152
Tyco International PLC	39	1,372
Union Pacific Corp.	16	1,262
United Continental Holdings, Inc.*	11	630
United Parcel Service, Inc., Class B	32	3,090
United Technologies Corp.	21	2,029
Valmont Industries, Inc.	15	1,696
Verisk Analytics, Inc.*	73	5,317
W.W. Grainger, Inc. (a)	18	3,904
WABCO Holdings, Inc.*	25	2,358
Wabtec Corp.	34	2,400
Waste Connections, Inc.	82	5,057
Waste Management, Inc.	152	8,489
Watsco, Inc.	27	3,444
Xylem, Inc.	90	3,367

		376,722

Information Technology — 12.5%
Accenture PLC, Class A	51	5,113
Activision Blizzard, Inc.	51	1,615
Adobe Systems, Inc.*	22	1,873
Akamai Technologies, Inc.*	12	648
Alliance Data Systems Corp.*	4	841
Alphabet, Inc., Class A*	1	717
Alphabet, Inc., Class C*	1	698
Amdocs Ltd.	278	15,779
Amphenol Corp., Class A	62	3,290
Analog Devices, Inc.	107	5,670
ANSYS, Inc.*	47	3,902
Apple, Inc.	24	2,321
Applied Materials, Inc.	44	830
ARRIS International PLC*	139	3,321
Arrow Electronics, Inc.*	86	4,916

See Notes to Financial Statements.	21

DBX ETF Trust

Schedule of investments

Deutsche X-trackers Russell 1000 Enhanced Beta ETF (Continued)

February 29, 2016 (Unaudited)

	Number of Shares	Value
Information Technology (Continued)
Atmel Corp.	51	$412
Autodesk, Inc.*	16	828
Automatic Data Processing, Inc.	58	4,912
Avnet, Inc.	215	8,847
Black Knight Financial Services, Inc., Class A*	5	147
Booz Allen Hamilton Holding Corp.	60	1,656
Broadcom Ltd.	17	2,277
Broadridge Financial Solutions, Inc.	151	8,476
Brocade Communications Systems, Inc.	113	1,122
CA, Inc.	148	4,335
Cadence Design Systems, Inc.*	89	1,918
CDK Global, Inc.	38	1,706
CDW Corp./de	111	4,393
Cisco Systems, Inc.	38	995
Citrix Systems, Inc.*	37	2,614
Cognex Corp. (a)	18	666
Cognizant Technology Solutions Corp., Class A*	33	1,880
CommScope Holding Co., Inc.*	7	176
Computer Sciences Corp.	171	4,926
CoreLogic, Inc.*	10	346
Corning, Inc.	339	6,204
CoStar Group, Inc.*	2	354
CSRA, Inc.	205	5,320
Dolby Laboratories, Inc., Class A	18	711
DST Systems, Inc.	89	9,308
eBay, Inc.*	287	6,831
EchoStar Corp., Class A*	7	313
Electronic Arts, Inc.*	39	2,505
EMC Corp.	149	3,893
F5 Networks, Inc.*	6	577
Fidelity National Information Services, Inc.	56	3,262
Fiserv, Inc.*	77	7,363
FleetCor Technologies, Inc.*	3	383
FLIR Systems, Inc.	56	1,734
Fortinet, Inc.*	12	341
Gartner, Inc.*	48	3,955
Genpact Ltd.*	123	3,251
Global Payments, Inc.	35	2,133
Hewlett Packard Enterprise Co.	795	10,550
HP, Inc.	35	374
IAC/InterActiveCorp	37	1,644
Ingram Micro, Inc., Class A	16	573
Intel Corp.	60	1,775
International Business Machines Corp.	12	1,572
Intuit, Inc.	41	3,962
Jabil Circuit, Inc.	211	4,399
Jack Henry & Associates, Inc.	96	7,895
Juniper Networks, Inc.	49	1,210
Keysight Technologies, Inc.*	51	1,331
KLA-Tencor Corp.	45	3,048
Lam Research Corp. (a)	21	1,539
Leidos Holdings, Inc.	32	1,383
Lexmark International, Inc., Class A	26	807
Linear Technology Corp.	149	6,499
Lumentum Holdings, Inc.*	15	360

	Number of Shares	Value
Information Technology (Continued)
Marvell Technology Group Ltd.	49	$468
MasterCard, Inc., Class A	18	1,565
Maxim Integrated Products, Inc.	138	4,673
Microchip Technology, Inc. (a)	67	2,981
Microsoft Corp.	15	763
Motorola Solutions, Inc.	25	1,837
National Instruments Corp.	56	1,616
NCR Corp.*	8	187
NetApp, Inc.	58	1,441
Nuance Communications, Inc.*	15	293
NVIDIA Corp.	80	2,509
ON Semiconductor Corp.*	66	554
Oracle Corp.	6	221
Palo Alto Networks, Inc.*	1	145
Paychex, Inc.	130	6,681
PayPal Holdings, Inc.*	45	1,716
PTC, Inc.*	6	185
QUALCOMM, Inc.	15	762
Red Hat, Inc.*	31	2,026
salesforce.com, Inc.*	3	203
SanDisk Corp.	15	1,084
Skyworks Solutions, Inc.	20	1,329
Solera Holdings, Inc.	3	167
SS&C Technologies Holdings, Inc.	15	874
Symantec Corp.	98	1,892
Synopsys, Inc.*	154	6,891
Teradata Corp.*	27	674
Teradyne, Inc.	132	2,519
Texas Instruments, Inc.	100	5,302
Total System Services, Inc.	102	4,445
Trimble Navigation Ltd.*	24	558
Ultimate Software Group, (The) Inc.*	9	1,546
Vantiv, Inc., Class A*	35	1,821
VeriSign, Inc.*(a)	79	6,675
Visa, Inc., Class A	15	1,086
VMware, Inc., Class A*	3	151
Western Digital Corp.	5	218
Western Union (The) Co.	643	11,741
WEX, Inc.*	8	522
Xerox Corp.	203	1,951
Xilinx, Inc.	121	5,714
Yahoo!, Inc.*	7	223

		299,734

Materials — 5.6%
Air Products & Chemicals, Inc.	32	4,239
Airgas, Inc.	29	4,104
Albemarle Corp.	14	787
AptarGroup, Inc.	94	6,929
Ashland, Inc.	13	1,239
Avery Dennison Corp.	165	10,745
Axalta Coating Systems Ltd.*	13	337
Bemis Co., Inc.	85	4,171
Cabot Corp.	21	935
Celanese Corp., Class A, Series A	62	3,741
CF Industries Holdings, Inc.	71	2,589
Chemours (The) Co.	381	1,955

See Notes to Financial Statements.	22

DBX ETF Trust

Schedule of investments

Deutsche X-trackers Russell 1000 Enhanced Beta ETF (Continued)

February 29, 2016 (Unaudited)

	Number of Shares	Value
Materials (Continued)
Compass Minerals International, Inc.	43	$2,917
Crown Holdings, Inc.*	70	3,279
Domtar Corp.	87	3,062
Dow Chemical (The) Co.	107	5,201
E.I. du Pont de Nemours & Co.	56	3,409
Eagle Materials, Inc.	8	483
Eastman Chemical Co.	26	1,668
Ecolab, Inc.	35	3,589
FMC Corp.	23	866
Graphic Packaging Holding Co.	177	2,182
International Flavors & Fragrances, Inc.	70	7,230
International Paper Co.	70	2,499
Lyondellbasell Industries NV, Class A	55	4,412
Monsanto Co.	22	1,980
Mosaic (The) Co.	50	1,333
NewMarket Corp.	8	2,921
Newmont Mining Corp.	41	1,059
Nucor Corp.	116	4,563
Owens-Illinois, Inc.*	45	673
Packaging Corp. of America	59	2,862
PPG Industries, Inc.	36	3,475
Praxair, Inc.	38	3,868
Reliance Steel & Aluminum Co.	67	4,080
RPM International, Inc.	45	1,838
Scotts Miracle-Gro (The) Co., Class A	17	1,173
Sealed Air Corp.	34	1,555
Sherwin-Williams (The) Co.	20	5,410
Silgan Holdings, Inc.	55	2,818
Sonoco Products Co.	113	4,938
Southern Copper Corp.	10	239
Steel Dynamics, Inc.	52	946
Valspar (The) Corp.	59	4,616
Vulcan Materials Co.	12	1,182
Westlake Chemical Corp.	17	733

		134,830

Telecommunication Services — 0.5%
AT&T, Inc.	44	1,626
CenturyLink, Inc.	142	4,344
Frontier Communications Corp. (a)	144	779
SBA Communications Corp., Class A*	11	1,044
Telephone & Data Systems, Inc.	59	1,576
T-Mobile US, Inc.*	8	297
United States Cellular Corp.*	7	290
Verizon Communications, Inc.	54	2,739

		12,695

Utilities — 9.9%
AES Corp.	178	1,744
AGL Resources, Inc.	143	9,245
Alliant Energy Corp.	81	5,504
Ameren Corp.	158	7,418
American Electric Power Co., Inc.	137	8,460

	Number of Shares	Value
Utilities (Continued)
American Water Works Co., Inc.	109	$7,065
Aqua America, Inc.	135	4,127
Atmos Energy Corp.	116	8,052
Calpine Corp.*	77	967
CenterPoint Energy, Inc.	175	3,260
CMS Energy Corp.	230	9,099
Consolidated Edison, Inc.	140	9,801
Dominion Resources, Inc.	31	2,167
DTE Energy Co.	107	9,001
Duke Energy Corp.	36	2,674
Edison International	146	9,951
Entergy Corp.	60	4,333
Eversource Energy	104	5,647
Exelon Corp.	96	3,023
FirstEnergy Corp.	104	3,481
Great Plains Energy, Inc.	194	5,692
Hawaiian Electric Industries, Inc.	74	2,173
ITC Holdings Corp.	38	1,544
MDU Resources Group, Inc.	87	1,584
National Fuel Gas Co.	5	228
NextEra Energy, Inc.	41	4,626
NiSource, Inc.	618	13,275
OGE Energy Corp.	36	896
Pepco Holdings, Inc.	172	4,503
PG&E Corp.	153	8,680
Pinnacle West Capital Corp.	99	6,814
PPL Corp.	298	10,427
Public Service Enterprise Group, Inc.	230	9,812
Questar Corp.	83	2,056
SCANA Corp.	89	5,787
Sempra Energy	37	3,571
Southern (The) Co.	119	5,733
TECO Energy, Inc.	135	3,708
UGI Corp.	108	3,992
Vectren Corp.	103	4,689
WEC Energy Group, Inc.	89	5,015
Westar Energy, Inc.	155	6,736
Xcel Energy, Inc.	253	10,004

		236,564

TOTAL COMMON STOCKS (Cost $2,491,619)		2,398,692

SECURITIES LENDING COLLATERAL — 2.0%
Daily Assets Fund “Capital Shares”, 0.42% (b)(c) (Cost $48,566)	48,566	48,566

TOTAL INVESTMENTS — 101.9% (Cost $2,540,185)†		$2,447,258
Other assets and liabilities, net — (1.9%)		(45,579)

NET ASSETS — 100.0%		$2,401,679

*	Non-income producing security.
†	The cost for federal income tax purposes was $2,540,185. At February 29, 2016, net unrealized depreciation for all securities based on tax cost was $92,927. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $58,149 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $151,076.

See Notes to Financial Statements.	23

DBX ETF Trust

Schedule of investments

Deutsche X-trackers Russell 1000 Enhanced Beta ETF (Continued)

February 29, 2016 (Unaudited)

(a)	All or a portion of these securities were on loan. In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The value of securities loaned at February 29, 2016 amounted to $46,929, which is 2.0% of net assets.
(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

REIT:	Real Estate Investment Trust

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of February 29, 2016 in valuing the Fund’s investments. For more information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (d)	$2,398,692	$—	$—	$2,398,692
Short-Term Investments	48,566	—	—	48,566

Total	$2,447,258	$—	$—	$2,447,258

There have been no transfers between fair value measurement levels during the period ended February 29, 2016.

(d) See Schedule of investments for additional detailed categorizations.

See Notes to Financial Statements.	24

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DBX ETF Trust

Statements of assets and liabilities

February 29, 2016 (Unaudited)

	Deutsche X-trackers FTSE Developed ex US Enhanced Beta ETF	Deutsche X-trackers Russell 1000 Enhanced Beta ETF
Assets
Investments in non-affiliated securities at value	$2,330,922	$2,398,692
Investment in Daily Assets Fund*	22,636	48,566
Cash	—	959
Foreign currency at value	93	—
Receivables:
Dividends	4,896	4,491
Interest	9	44
Foreign tax reclaim	114	—

Total Assets	$2,358,670	$2,452,752

Liabilities
Due to custodian	$301	$—
Payable upon return of securities loaned	22,636	48,566
Payables:
Investment securities purchased	125	1,774
Investment advisory fees	644	464
Accrued expenses and other liabilities	254	269

Total Liabilities	23,960	51,073

Net Assets, at value	$2,334,710	$2,401,679

Net Assets Consist of
Paid-in capital	$2,504,616	$2,500,496
Undistributed net investment income	12,076	13,892
Accumulated net realized gain (loss) on investments and foreign currency transactions	(41,978)	(19,782)
Net unrealized appreciation (depreciation) on investments and foreign currency translations	(140,004)	(92,927)

Net Assets, at value	$2,334,710	$2,401,679

Number of Common Shares outstanding	100,001	100,001

Net Asset Value	$23.35	$24.02

Investments in non-affiliated securities at cost	$2,470,954	$2,491,619

Value of securities loaned	$17,365	$46,929

Investment in Daily Assets Fund at cost	$22,636	$48,566

Foreign currency at cost	$90	$—

*	Represents collateral on securities loaned.

See Notes to Financial Statements.	26

DBX ETF Trust

Statements of operations

For the Period Ended February 29, 2016 (Unaudited)

	Deutsche X-trackers FTSE Developed ex US Enhanced Beta ETF(1)	Deutsche X-trackers Russell 1000 Enhanced Beta ETF(1)
Investment Income
Dividend income*	$14,542	$15,635
Securities lending income, including income from Daily Assets Fund, net of borrower rebates	24	129

Total Investment Income	14,566	15,764

Expenses
Investment advisory fees	2,236	1,603
Excise tax expense	254	269

Total Expenses	2,490	1,872

Net Investment Income	12,076	13,892

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	(41,398)	(19,782)
Foreign currency transactions	(580)	—

Net realized gain (loss)	(41,978)	(19,782)
Net change in unrealized appreciation (depreciation) on:
Investments	(140,032)	(92,927)
Foreign currency translations	28	—

Net change in unrealized appreciation (depreciation)	(140,004)	(92,927)

Net realized and unrealized gain (loss) on investments and foreign currency transactions	(181,982)	(112,709)

Net increase (decrease) in Net Assets Resulting from Operations	$(169,906)	$(98,817)

* Foreign tax withheld	$1,147	$—

(1)	For the period November 24, 2015 (commencement of operations) through February 29, 2016.

See Notes to Financial Statements.	27

DBX ETF Trust

Statements of changes in net assets

	Deutsche X-trackers FTSE Developed ex US Enhanced Beta ETF	Deutsche X-trackers Russell 1000 Enhanced Beta ETF
	For the Period November 24, 2015(1) to February 29, 2016	For the Period November 24, 2015(1) to February 29, 2016
Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$12,076	$13,892
Net realized gain (loss)	(41,978)	(19,782)
Net change in unrealized appreciation (depreciation)	(140,004)	(92,927)

Net increase (decrease) in net assets resulting from operations	(169,906)	(98,817)

Fund Shares Transactions
Proceeds from shares sold	2,504,591	2,500,471
Value of shares redeemed	—	—

Net increase (decrease) in net assets resulting from fund share transactions	2,504,591	2,500,471

Total net increase (decrease) in Net Assets	2,334,685	2,401,654

Net Assets
Beginning of period	25	25

End of period	$2,334,710	$2,401,679

Undistributed net investment income	$12,076	$13,892

Changes in Shares Outstanding
Shares outstanding, beginning of period	1	1
Shares sold	100,000	100,000
Shares redeemed	—	—

Shares outstanding, end of period	100,001	100,001

(1)	Commencement of operations.

See Notes to Financial Statements.	28

DBX ETF Trust

Financial highlights

Deutsche X-trackers FTSE Developed ex US Enhanced Beta ETF Selected Per Share Data	Period Ended 2/29/16 (a)
Net Asset Value, beginning of period	$25.00

Income (loss) from Investment Operations:
Net investment income (b)	0.12
Net realized and unrealized gain (loss)	(1.77)

Total from investment operations	(1.65)

Net Asset Value, end of period	$23.35

Total Return (%)**	(6.60)

Ratio to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	$2
Ratio of expenses (%)	0.36	*
Ratio of net investment income (loss) (%)	1.92	*
Portfolio turnover rate (%) (c)	13	**

Deutsche X-trackers Russell 1000 Enhanced Beta ETF Selected Per Share Data	Period Ended 2/29/16 (a)
Net Asset Value, beginning of period	$25.00

Income (loss) from Investment Operations:
Net investment income (b)	0.14
Net realized and unrealized gain (loss)	(1.12)

Total from investment operations	(0.98)

Net Asset Value, end of period	$24.02

Total Return (%)**	(3.92)

Ratio to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	$2
Ratio of expenses (%)	0.26	*
Ratio of net investment income (loss) (%)	2.20	*
Portfolio turnover rate (%) (c)	22	**

(a)	For the period November 24, 2015 (commencement of operations) through February 29, 2016.
(b)	Based on average shares outstanding during the period.
(c)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.
*	Annualized.
**	Not annualized.

See Notes to Financial Statements.	29

DBX ETF Trust

Notes to financial statements (Unaudited)

1. Organization

DBX ETF Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open end registered management investment company organized as a Delaware statutory trust.

As of February 29, 2016, the Trust consisted of thirty-five investment series of exchange-traded funds (“ETF”) (each a “Fund” and collectively, the “Funds”) in operation and trading. These financial statements report on the Funds listed below:

Deutsche X-trackers FTSE Developed ex US Enhanced Beta ETF
Deutsche X-trackers Russell 1000 Enhanced Beta ETF

DBX Advisors LLC (“DBX” or the “Advisor”), an indirect wholly owned subsidiary of Deutsche Bank AG, serves as investment advisor to the Funds and has overall responsibility for the general management and administration of the Funds, subject to the supervision of the Funds’ Board of Trustees.

Each Fund offers shares that are listed and traded on the NYSE Arca, Inc. (“NYSE Arca”). Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at net asset value, only in large specified lots consisting of 50,000 shares, each called a “Creation Unit”, to authorized participants who have entered into agreements with the Funds’ distributor. Shares are not individually redeemable securities of the Funds, and owners of shares may acquire those shares from the Funds, or tender such shares for redemption to the Funds in Creation Units only.

The investment objective of each Fund is to track the performance, before fees and expenses, of a particular index (the “Underlying Index”). The underlying indices for the Funds are:

Fund	Underlying Index
Deutsche X-trackers FTSE Developed ex US Enhanced Beta ETF	FTSE Developed ex US Comprehensive Factor Index
Deutsche X-trackers Russell 1000 Enhanced Beta ETF	Russell 1000 Comprehensive Factor Index

The FTSE Developed ex US Comprehensive Factor Index is designed to track the equity market performance of companies in developed countries (except the United States) selected on the investment style criteria (“factors”) of value, momentum, quality, low volatility and size. The companies eligible for the Underlying Index are derived from its starting universe, the FTSE Developed ex US Index, which is comprised of large- and mid-capitalization equity securities from developed markets (except the United States). The index provider, FTSE International Limited, selects companies for the Underlying Index using a proprietary rules-based multi-factor selection and weighting process designed to increase the Underlying Index’s exposure, relative to the starting universe, to companies demonstrating the said factors. Companies are weighted based on their relative exposure to all five factors. Companies that do not display meaningful multi-factor characteristics are not eligible for inclusion in the Underlying Index. The Fund uses a representative sampling indexing strategy in seeking to track the Underlying Index, meaning it generally will invest in a sample of securities in the index whose risk, return and other characteristics resemble the risk, return and other characteristics of the Underlying Index as a whole. The Fund will invest at least 80% of its total assets (but typically far more) in component securities (including depositary receipts in respect of such securities) of the Underlying Index. The Underlying Index is rebalanced semiannually in March and September after the close of business on the third Friday of the review month.

The Russell 1000 Comprehensive Factor Index is designed to track the equity market performance of companies in the United States selected on the investment style criteria (“factors”) of value, momentum, quality, low volatility and size. The companies eligible for the Underlying Index are derived from its starting universe, the Russell 1000 Index, which is comprised of large-cap equity securities from issuers in the United States. The index provider, Frank Russell Company, selects companies for the Underlying Index using a proprietary rules-based multi-factor selection and weighting process designed to increase the Underlying Index’s exposure, relative to the starting universe, to companies demonstrating the said factors. Companies are weighted based on their relative exposure to all five factors. Companies that do not display meaningful multi-factor characteristics are not eligible for inclusion in the Underlying Index. The Fund uses a representative sampling indexing strategy in seeking to track the Underlying Index, meaning it generally will invest in a sample of securities in the index whose risk, return and other characteristics resemble the risk, return and other characteristics of the Underlying Index as a whole. The Fund will invest at least 80% of its total assets (but typically far more) in component securities of the Underlying

DBX ETF Trust

Notes to financial statements (Unaudited) (Continued)

Index. The Underlying Index is rebalanced semiannually in June and December after the close of business on the third Friday of the review month.

Each Fund is entitled to use its respective Underlying Index pursuant to a licensing agreement between each index provider and DBX, as applicable. There is no charge to the Funds in connection with these licensing agreements.

Each Fund is non-diversified and is not limited by the Act with regard to the percentage of its assets that may be invested in the securities of a single issuer. The securities of a particular issuer (or securities of issuers in particular industries) may dominate the underlying index of such a fund and, consequently, the fund’s investment portfolio. This may adversely affect the fund’s performance or subject the fund’s Shares to greater price volatility than that experienced by more diversified investment companies.

Pursuant to the Trust’s organizational documents, the Trust’s officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business the Trust enters into contracts that contain a variety of representations that provide indemnification for certain liabilities. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Trust expects the risk of loss to be remote.

2. Significant Accounting Policies

The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), which require management to make certain estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Funds.

Security Valuation    The Net Asset Value (“NAV”), of each Fund’s shares is calculated each business day as of the close of regular trading on the New York Stock Exchange, generally 4:00 p.m. Eastern Time. NAV per share is calculated by dividing a Fund’s net assets by the number of Fund shares outstanding.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Equity securities are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade. Securities for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. Equity securities are generally categorized as Level 1.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Board and are generally categorized as Level 3. In accordance with the Fund’s valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange- traded securities); an analysis of the company’s or issuer’s financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; length of time of a halt in trading of the security; movement in the security’s proxy index; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.

DBX ETF Trust

Notes to financial statements (Unaudited) (Continued)

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Disclosure about the classification of the fair value measurements is included in a table following the Fund’s Schedule of Investments.

Cash    Cash consists of cash held at banks and is on deposit with major financial institutions.

Investment Transactions and Investment Income    Investment transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses from the sale or disposition of securities are calculated on the identified cost-method. Dividend income is net of any foreign taxes withheld at source. Certain dividends from foreign securities may be recorded subsequent to the ex-dividend date as soon as the fund is informed of such dividends. Interest income is recorded on the accrual basis.

Tax Information and Dividends and Distributions to Shareholders    It is each Fund’s policy to comply with all requirements of the Internal Revenue Code of 1986, as amended (“the Code”). Each fund intends to qualify for and to elect treatment as a separate Regulated Investment Company (“RIC”) under Subchapter M of the Code. It is the policy of each Fund to pay out dividends from its net investment income, if any, to investors quarterly sufficient to relieve it from all, or substantially all, Federal income and excise taxes. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. The Funds may occasionally be required to make supplemental distributions at some other time during the year. The Funds reserve the right to declare special distributions if, in their reasonable discretion, such action is necessary or advisable to preserve the status of each Fund as a RIC or to avoid imposition of income or excise taxes on undistributed income. Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations which may differ from U.S. GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified at the end of the year within the components of net assets based on their federal tax treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for the full year for tax purposes, are reported as a tax return of capital.

The tax character of current year distributions will be determined at the end of the current fiscal year.

Foreign Taxes    The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, capital gains on investments, certain foreign currency transactions or other corporate events. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in their Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, and foreign taxes on capital gains from sales of investments and foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable as of February 29, 2016, if any, are disclosed in the Funds’ Statements of Assets and Liabilities.

Foreign Currency Translations    The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.

Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the acquisition and disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed, but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.

DBX ETF Trust

Notes to financial statements (Unaudited) (Continued)

Securities Lending    The Funds may lend securities to certain financial institutions under the terms of the Security Lending Agreement. The Funds retain benefits of owning the securities they have loaned and continue to receive interest and dividends generated by the securities and to participate in any changes in their market value. The Funds require the borrowers of the securities to maintain collateral with the Funds consisting of either cash or liquid, unencumbered assets having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the security lending agreement. As of period end, any securities on loan were collateralized by cash. The Funds may invest the cash collateral into a joint trading account in an affiliated money market fund pursuant to Exemptive Orders issued by the SEC. During the period ended February 29, 2016 the Funds invested the cash collateral in Daily Assets Fund, an affiliated money market fund managed by Deutsche Investment Management Americas Inc. Deutsche Investment Management Americas Inc. receives a management/administration fee (0.09% annualized effective rate as of February 29, 2016) on the cash collateral Invested in Daily Assets Fund. The Funds receive compensation for lending their securities either in the form of fees or by earning interest on invested cash collateral net of borrower rebates and fees paid to a lending agent. Either the Fund or the borrower may terminate the loan at any time and the borrower, after notice, is required to return borrowed securities within a standard time period. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. If the Funds are not able to recover securities lent, the Funds may sell the collateral and purchase a replacement investment in the market, incurring the risk that the value of the replacement security is greater than the value of the collateral. The Funds are also subject to all investment risks associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.

As of February 29, 2016, each Fund had securities on loan, all of which were classified as common stock in the Schedule of Investments. The value of the related collateral exceeded the value of the securities loaned at period end.

3. Investment Advisory and Other Agreements

The Advisor has overall responsibility for the general management and administration of the Funds, subject to the supervision of the Funds’ Board of Trustees. Under an investment advisory agreement between the Trust, on behalf of the Funds, and the Advisor (the “Investment Advisory Agreement”), the Advisor is responsible for arranging sub-advisory, transfer agency, custody, fund administration, and all other non-distribution related services for the Funds to operate.

For its investment advisory services to the Funds below, the Advisor is entitled to receive a unitary management fee from each Fund based on each Fund’s average daily net assets at an annual rate equal to:

Fund	Unitary Management Fee
Deutsche X-trackers FTSE Developed ex US Enhanced Beta ETF	0.35%
Deutsche X-trackers Russell 1000 Enhanced Beta ETF	0.25%

Out of the unitary management fee, the Advisor pays substantially all expenses of each Fund, including the cost of transfer agency, custody, fund administration, legal, audit and other services, and expenses of the Independent Trustees. Each Fund is responsible for the payment of interest expense, taxes, brokerage and extraordinary expenses.

The Bank of New York Mellon, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as Administrator, Custodian, Accounting Agent, Lending Agent and Transfer Agent for each Fund.

ALPS Distributors, Inc. (the “Distributor”) serves as the distributor of Creation Units for each Fund on an agency basis. The Distributor does not maintain a secondary market in shares of the Funds.

The Board of Trustees is currently comprised of four Trustees, including three Independent Trustees. The Advisor paid retainer fees and attendance fees to each Independent Trustee and attendance fees to each member of the Audit Committee (which is comprised of all of the Funds’ Independent Trustees).

DBX ETF Trust

Notes to financial statements (Unaudited) (Continued)

4. Investment Portfolio Transactions

For the period ended February 29, 2016, the cost of investments purchased and proceeds from sale of investments (excluding in-kind transactions and short-term investments) were as follows:

	Purchases	Sales
Deutsche X-trackers FTSE Developed ex US Enhanced Beta ETF (1)	$2,830,359	$317,946
Deutsche X-trackers Russell 1000 Enhanced Beta ETF (1)	$3,046,650	$535,032

(1)	For the period November 24, 2015 (commencement of operations) to February 29, 2016.

There were no in-kind purchases or redemptions for the period ended February 29, 2016.

5. Concentration of Ownership

From time to time, the Funds may have a concentration of several shareholder accounts holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the Fund. At February 29, 2016, there was one affiliated shareholder account for each of the funds listed below holding a significant percentage of the shares outstanding:

Fund Name	Approximate Percent of Outstanding Shares Held
Deutsche X-trackers FTSE Developed ex US Enhanced Beta ETF	96%
Deutsche X-trackers Russell 1000 Enhanced Beta ETF	80%

6. Fund Share Transactions

As of February 29, 2016, there were unlimited Fund shares, no par value authorized by the Trust. Fund shares are issued and redeemed by each Fund only in Creation Units or multiples thereof. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets. The consideration for the purchase of Creation Units of a Fund generally consists of the in-kind contribution of a designated portfolio of securities constituting a portfolio sampling representation of the securities included in the respective Fund’s Underlying Index and an amount of cash, which under certain circumstances may include cash in lieu of portfolio securities. Investors purchasing and redeeming Creation Units pay a purchase transaction fee and a redemption transaction fee to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units.

DBX ETF Trust

Board consideration in approval of investment advisory contract (Unaudited)

Deutsche X-trackers FTSE Developed ex US Comprehensive Factor ETF and Deutsche X-trackers Russell 1000 Comprehensive Factor ETF1

At a meeting held on November 4, 2015, the Board of Trustees (“Board” or “Trustees”), including the Independent Trustees (those not affiliated with DBX ETF Trust (the “Trust”) or its service providers), unanimously approved the Investment Advisory Agreement with respect to Deutsche X-trackers FTSE Developed ex US Enhanced Beta ETF and Deutsche X-trackers Russell 1000 Enhanced Beta ETF (the “Funds”).

In reaching this decision, the Board considered all factors it believed relevant, including (1) the nature, extent and quality of the services to be provided to the Funds and their shareholders; (2) the financial resources of DBX Advisors LLC (“DBX” or the “Advisor”) and its resulting ability to perform its obligations under the Investment Advisory Agreement; (3) the competitiveness of the advisory fee; (4) the total cost of the services to be provided by and the profits that could be realized by the Advisor from its relationship with the Funds; and (5) the extent to which economies of scale would be realized as the Funds grow, and if the Funds’ shareholders would benefit from those economies.

The Board reached a determination, with the assistance of K&L Gates LLP (“Independent Trustees’ Counsel”) and through the exercise of its business judgment, that approval of the Investment Advisory Agreement and the compensation to be received thereunder is consistent with the Board’s duties under state and federal law. The Board reached this conclusion based on multiple factors.

The Board considered the following in determining whether to approve the Investment Advisory Agreement:

Nature, Extent and Quality of Services.    The Board reviewed in detail the nature, extent and quality of services to be provided by the Advisor under the Investment Advisory Agreement. The Board noted that these services include, among other things, furnishing a continuous investment program for the Funds, including arranging for, or implementing, the purchase and sale of portfolio securities, the provision of general corporate services such as portfolio management compliance services and the preparation and filing of certain reports on behalf of the Trust. The Board also considered, among other things, the professional experience and qualifications of the senior management and key professional personnel of the Advisor, including those individuals responsible for portfolio management. The Board considered that the Advisor provides, at its own expense, office facilities and equipment for use by the Funds and supervisory persons responsible for supervising and monitoring the Trust’s service providers. The Board also considered that the Advisor pays for the compensation of officers of the Trust who are also officers or employees of the Advisor, except as may otherwise be determined by the Board. The Board also considered that the Advisor arranges for the provision of transfer agency, custody, fund administration and accounting, and other non-distribution services necessary for the Funds’ operation. The Board also noted that in addition to managing the Funds’ portfolios directly, the Advisor would provide oversight of day-to-day operations, including monitoring tracking error, providing services in connection with the creation and redemption of creation units and assistance in meeting legal and regulatory requirements applicable to the Funds.

The Board evaluated these factors in consultation with Independent Trustees’ Counsel. Based on its review, the Board concluded that the nature, extent, and quality of services to be provided by the Advisor under the Investment Advisory Agreement are reasonable and appropriate in relation to the fees to be paid to the Advisor, taking special consideration of the fact that the advisory fee is a unitary fee and, as a result, a portion of the unitary advisory fee will be used to compensate the Funds’ service providers. The Board considered the staffing of the Advisor, including the training, qualifications and experience of investment personnel in managing the

[1]	On March 16, 2016, Deutsche X-trackers FTSE Developed ex US Enhanced Beta ETF and Deutsche X-trackers Russell 1000 Enhanced Beta ETF were redesignated as Deutsche X-trackers FTSE Developed ex US Comprehensive Factor ETF and Deutsche X-trackers Russell 1000 Comprehensive Factor ETF, respectively, pursuant to a unanimous written consent executed by the Board of Trustees of DBX ETF Trust. The discussion herein reflects the approval of the Investment Advisory Agreement for each Fund from the meeting held on November 4, 2015.

DBX ETF Trust

Board consideration in approval of investment advisory contract (Unaudited) (Continued)

Funds. The Board also considered the expertise of the Advisor in supervising third party service providers to the Funds, such as the administrator and the custodian. The Board further considered the compliance program of the Advisor which supports the Funds’ compliance program.

Advisor’s Financial Resources.    In connection with the assessment of the ability of the Advisor to perform its duties under the Investment Advisory Agreement, the Board considered the Advisor’s financial condition and whether it had the resources necessary to carry out its functions. The Board concluded that the Advisor had the financial resources necessary to perform its obligations under the Investment Advisory Agreement.

Reasonableness of Advisory Fee.    The Board compared each Fund’s proposed advisory fee to that of other exchange-traded funds (“ETFs”), and noted that each Fund’s fee is competitive with the fees of its respective peer group. The Board noted that the proposed fee for the Funds is a unitary fee pursuant to which the Advisor pays all of the Funds’ costs. The Board also noted that each Fund’s portfolio would be managed on a day-to-day basis by the Advisor, and that the Advisor also would provide oversight of day-to-day operations, including monitoring tracking error, providing services in connection with creation and redemption units and assistance in meeting legal and regulatory requirements applicable to the Funds. Based on its review, the Board concluded that the advisory fee is reasonable in light of the services provided.

Costs of Services and Profitability.    The Board considered the expenses of the Advisor in developing and rendering services to be provided to the Funds, and the likelihood and level of profits in the early years of the Funds’ operations. The Board noted that since each Fund was new, it was difficult to estimate the profitability of each Fund to the Advisor at this time. The Board considered whether the Advisor would benefit in other ways from its relationships with the Funds, and concluded that there were no material fall-out benefits likely to accrue to the Advisor related to the operation of the Funds.

Economies of Scale.    The Board noted that since the Funds were new, it was difficult to estimate whether the Funds would experience economies of scale. The Board determined to evaluate economies of scale on an ongoing basis as a result of asset growth of the Funds.

Given all the information available to it and considering all material factors, the Board concluded that the Investment Advisory Agreement was fair and reasonable and it was unanimously approved.

DBX ETF Trust

Additional information (Unaudited)

Proxy Voting Policies and Procedures

The Funds’ policies and procedures for voting proxies for portfolio securities and information about how each Fund voted proxies related to its portfolio securities during the 12-month period ended June 30 are available on our Web site — www.deutsche-etfs.com (click on “proxy voting” at the bottom of the page) — or on the SEC’s Web site — www.sec.gov. To obtain a written copy of the Funds’ policies and procedures without charge, upon request, call us toll free at (855) 329-3837.

Quarterly Portfolio Disclosure

The Funds are required to file their complete schedule of portfolio holdings with the SEC for their first and third fiscal quarters on Form N-Q. Copies of the filings are available without charge, upon request on the SEC’s website at www.sec.gov and are available by calling the Company at 855-329-3837. You can also obtain copies of Form N-Q by (i) visiting the SEC’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330); (ii) sending your request and a duplicating fee to the SEC’s Public Reference Room, Washington, DC 20549-0102; or (iii) sending your request electronically to publicinfo@sec.gov.

Information about each Fund’s portfolio holdings is available daily at www.deutsche-etfs.com.

Discount & Premium Information

Information regarding how often shares of each Fund traded on NYSE Arca at a price above (i.e., at a premium) or below (i.e., at a discount) the Net Asset Value of the Fund can be found at www.deutsche-etfs.com.

DBX ETF Trust

Privacy policy notice (Unaudited)

DBX Advisors LLC (“Advisors”) collects non-public information about you from the following sources:

(i) information received from you on applications or other forms; and (ii) information about your transactions with the Advisors, Advisors’ affiliates and third-party service providers and vendors. Advisors does not disclose any non-public personal information about you to anyone, other than as set forth below, as permitted by applicable law and regulation. Advisors may disclose non-public personal information about you to the funds in which you invest, to Advisors’ affiliates, and to non-affiliated companies that work with Advisors to service your account(s), or to provide services or process transactions that you have requested. Advisors may disclose non-public personal information in situations that may include, but are not limited to, in response to legal and/or regulatory inquiries and the proposed or actual sale, assignment merger or other transfer of all or a portion of Advisors’ business to another business entity. Advisors may also disclose non-public personal information about you to parties representing you, such as your investment representative, your accountant, your tax adviser, or to other third parties at your direction/consent. Advisors will not sell, rent, license or trade your personal and financial information to or with third parties for their own direct marketing use unless you give us general or specific consent to do so. If you decide to close your account(s) or become an inactive customer, Advisors will adhere to the privacy policies and practices as described in this notice. Advisors restricts access to your personal and account information to those employees who need to know that information to provide products and services to you. Advisors maintains reasonable and customary physical, electronic and procedural safeguards to guard your non-public personal information.

Advisors reserves the right, at their discretion, to change, modify, add, or remove portions of this Privacy Policy Notice, and any of the policies described herein, at any time. Advisors will indicate any such changes to the Privacy Policy Notice at the privacy link which can be found at www.deutsche-etfs.com. At all times, you are bound by the then-current version of the Privacy Policy and all applicable laws. Advisors highly recommends that you review this Privacy Policy Notice from time to time to ensure that you are familiar with the most recent version. The examples contained in this Privacy Policy Notice are illustrations; they are not intended to be exclusive.

DBX ETF Trust

This report is intended for the shareholders of the DBX ETF Trust.

Carefully consider the Fund’s investment objectives, risk factors and charges and expenses before investing. This and other information can be found in the Fund’s prospectus, which may be obtained by calling 1-855-DBX-ETFS (1-855-329-3837), or by viewing or downloading a prospectus at www.deutsche-etfs.com. Read the prospectus carefully before investing.

Investing involves risk, including the possible loss of principal. Stocks may decline in value. Foreign investing involves greater and different risks than investing in US companies, including currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards. Funds investing in a single industry, country or in a limited geographic region generally are more volatile than more diversified funds. Because the Fund seeks to provide exposure to stocks based on the following multifactors — value, momentum, quality, low volatility and size — it is expected exposure to such investment factors will detract from performance in some market environments, as more fully explained in the fund’s prospectus. Performance of the Fund may diverge from that of the Underlying Index due to operating expenses, transaction costs, cash flows, use of sampling strategies or operational inefficiencies. An investment in the Fund should be considered only as a supplement to a complete investment program for those investors willing to accept the risks associated with the fund. See the prospectus for details.

Shares of the Fund are bought and sold at market price (not NAV) throughout the day on the New York Stock Exchange. Transactions in Fund shares may result in brokerage commissions and may generate tax consequences. There can be no assurance that an active trading market for shares of a fund will develop or be maintained.

DBX ETF Trust Funds are distributed by ALPS Distributors, Inc. The Fund is managed by DBX Advisors LLC which is not affiliated with ALPS.

Deutsche Asset Management is the brand name for the asset management activities conducted by Deutsche Bank AG or any of its subsidiaries. Clients will be provided Deutsche Asset Management products or services by one or more legal entities that will be identified to clients pursuant to the contracts, agreements, offering materials or other documentation relevant to such products or services.

The Funds are not in any way sponsored, endorsed, sold or promoted by the London Stock Exchange Group companies, which include FTSE International Limited (“FTSE”), Frank Russell Company (“Russell”), MTS Next Limited (“MTS”) and FTSE TX Global Debt Capital Markets Inc (“FTSE TMX”) (together “LSEG”). LSEG makes no claim, prediction, warranty or representation whatsoever, expressly or impliedly, either as to (i) the results to be obtained from the use of each Fund’s Index, (ii) the figure at which each Fund’s Index is said to stand at any particular time on any particular day or otherwise, or (iii) the suitability of each Fund’s Index for the purpose to which it is being put in connection with each Fund. LSEG has not provided nor will it provide any financial or investment advice or recommendation in relation to each Fund’s Index, to the advisor or to its clients. Each Fund’s Index is calculated by FTSE or its agent. LSEG shall not be (a) liable (whether in negligence or otherwise) to any person for any error in each Fund’s Index or (b) under any obligation to advise any person of any error therein.

All rights in each Fund’s Index vest in FTSE. FTSE®”, “Russell®”, “MTS®”, “FTSE TMX®” and “FTSE Russell”, and other service marks and trademarks related to the FTSE or Russell indexes are trademarks of the London Stock Exchange Group companies and are used by FTSE, MTS, FTSE TMX and Russell under licence.

Copyright © 2016 Deutsche Bank AG. All rights reserved. Deutsche X-trackers® is a registered trademark of Deutsche Bank AG. All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

Not FDIC Insured  |  No Bank Guarantee  |  May Lose Value

DBX ETF Trust

Investment advisor DBX Advisors LLC 345 Park Avenue New York, NY 10154	Administrator, custodian, fund accountant, lending agent & transfer agent The Bank of New York Mellon 101 Barclay Street New York, NY 10286	Distributor ALPS Distributors, Inc. 1290 Broadway Suite 1100 Denver, CO 80203

Independent registered public accounting firm Ernst & Young LLP 5 Times Square New York, NY 10036	Legal counsel Dechert LLP 1095 Avenue of the Americas New York, NY 10036

R-045855-1 (4/16) DBX 001876 (4/17)

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11.	Controls and Procedures.

(a)	The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)	There have been no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

Item 12.	Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	DBX ETF Trust

By (Signature and Title)*	/s/ Alex Depetris
Alex Depetris
President and Chief Executive Officer

Date	5/4/16

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Alex Depetris
Alex Depetris
President and Chief Executive Officer

Date	5/4/16

By (Signature and Title)*	/s/ Michael Gilligan
Michael Gilligan
Treasurer, Chief Financial Officer and Controller

Date	5/4/16

*	Print the name and title of each signing officer under his or her signature.